               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 32                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4165

     Amendment No. 34                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY TARGET MATURITIES TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

            William M. Lyons, 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: February 1, 2000

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on February 1, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN CENTURY
Prospectus

                                                              Target 2000 Fund
                                                              Target 2005 Fund
                                                              Target 2010 Fund
                                                              Target 2015 Fund
                                                              Target 2020 Fund
                                                              Target 2025 Fund

                                                               FEBRUARY 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                      Funds Distributor, Inc.,
                                                                   Distributor

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[Sidebar]
                        [american century logo (reg. sm)]
                                    American
                                     Century

                                American Century
                                   Investments

                                 P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200
[End of Sidebar]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand prospectus can make your work a lot less daunting. We hope you'll find this prospectus easy to understand, and more importantly, we hope it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks and who may or may not want to invest.

   Fund Performance History - See how the funds performed from year to year.

   Fees and Expenses - Find out fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

   As you continue to read, the Management section will acquaint you with the fund management team and Investing with American Century gives an overview about how to invest and how to manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.,
Central time. Give us a call at 1-800-345-2021.

                              Sincerely,
                              /s/MARK KILLEN
                              Mark Killen
                              Senior Vice President
                              American Century Investment Services, Inc.

     Target 2000 Fund
     Target 2005 Fund
     Target 2010 Fund
     Target 2015 Fund
     Target 2020 Fund
     Target 2025 Fund

[Sidebar]
Throughout this book you'll find  definitions of key investment terms  and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special  information and helpful tips.
[End of Sidebar}

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund invests in different types of these DEBT SECURITIES and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other;
it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 6.

                            Fund              Primary Investments                      Principal Risks
                            --------------------------------------------------------------------------------
                            Target 2000       Zero-coupon U.S. Treasury securities     Lowest interest rate risk
                            Target 2005       Zero-coupon U.S. Treasury securities     Medium interest rate risk
Shorter Term Less Volatile  Target 2010       Zero-coupon U.S. Treasury securities     High interest rate risk
[graphic of vertical arrow] Target 2015       Zero-coupon U.S. Treasury securities     High interest rate risk
Longer Term More Volatile   Target 2020       Zero-coupon U.S. Treasury securities     High interest rate risk
                            Target 2025       Zero-coupon U.S. Treasury securities     Highest interest rate risk

Each fund will be liquidated shortly after the conclusion of its target maturity year.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan

*  seeking long-term financial goals that correspond to the maturity year of a particular fund

*  comfortable with fluctuating share prices, which increase as each funds'
   maturity year approaches

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income

*  a short-term investor

*  investing for long-term capital appreciation

*  looking for the added security of FDIC insurance

[Sidebar]
DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury bills.

[graphic of pointing finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[End of Sidebar]

2       American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

TARGET 2000 FUND
TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.

[data from bar chart below]
                 1999     1998      1997      1996      1995       1994     1993      1992     1991     1990
Target 2000     2.90%     7.36%     7.05%    1.99%     20.74%    -6.89%    15.46%    8.47%    20.66%     6.31%
Target 2005    -5.80%    12.87%    11.63%   -1.24%     32.65%    -8.90%    21.56%    9.56%    21.47%     3.58%
Target 2010   -11.79%    15.07%    16.75%   -3.54%     42.09%   -11.56%    26.28%    9.78%    21.06%     0.27%
Target 2015   -14.57%    14.60%    22.92%   -6.03%     52.72%   -14.08%    30.51%    7.77%    22.47%    -3.38%
Target 2020   -18.35%    16.49%    28.62%   -8.42%     61.34%   -17.66%    35.62%    8.33%    17.36%    -4.50%
Target 2025   -20.70%    21.81%    30.11%

[Sidebar]
[graphic of pointing finger]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.
[End of Sidebar]

www.americancentury.com                  American Century Investments          3

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest                        Lowest
----------------------------------------------------------------------------
Target 2000            9.79% (4Q 1990)                -4.93% (1Q 1994)
Target 2005           12.69% (4Q 1990)                -7.65% (1Q 1990)
Target 2010           15.87% (2Q 1995)               -10.88% (1Q 1990)
Target 2015           18.47% (4Q 1990)               -13.82% (1Q 1996)
Target 2020           21.44% (2Q 1995)               -16.61% (1Q 1996)
Target 2025           14.68% (4Q 1997)               -10.19% (1Q 1997)

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999        1 year           5 years          10 years      Life of Fund(1)
----------------------------------------------------------------------------------------------------------------------------
Target 2000                                           2.90%           7.80%            8.09%           11.47%
11/15/2000 Maturity STRIPS Issue(2)                   3.44%           8.34%            8.50%           12.73%(3)
Merrill Lynch Long-Term Treasury Index               -8.61%           9.06%            8.59%           10.95%(3)
----------------------------------------------------------------------------------------------------------------------------
Target 2005                                          -5.80%           9.22%            9.02%           12.93%
11/15/2005 Maturity STRIPS Issue(2)                  -5.46%           9.75%            9.27%           14.43%(3)
Merrill Lynch Long-Term Treasury Index               -8.61%           9.06%            8.59%           10.95%(3)
----------------------------------------------------------------------------------------------------------------------------
Target 2010                                         -11.79%          10.18%            9.22%           13.89%
11/15/2010 Maturity STRIPS Issue(2)                 -11.50%          10.95%            9.59%           15.28%(3)
Merrill Lynch Long-Term Treasury Index               -8.61%           9.06%            8.59%           10.95%(3)
----------------------------------------------------------------------------------------------------------------------------
Target 2015                                         -14.57%          11.54%            9.46%            9.40%
11/15/2015 Maturity STRIPS Issue(2)                 -14.11%          12.18%            9.86%            9.66%(4)
Merrill Lynch Long-Term Treasury Index               -8.61%           9.06%            8.59%            8.61%(4)
----------------------------------------------------------------------------------------------------------------------------
Target 2020                                         -18.35%          12.56%            9.37%            9.37%
11/15/2020 Maturity STRIPS Issue(2)                 -18.10%          13.29%            9.08%            9.08%
Merrill Lynch Long-Term Treasury Index               -8.61%           9.06%            8.59%            8.59%
----------------------------------------------------------------------------------------------------------------------------
Target 2025                                         -20.70%            N/A             N/A              5.77%
11/15/2025 Maturity STRIPS Issue(2)                 -21.23%            N/A             N/A              6.40%(5)
Merrill Lynch Long-Term Treasury Index               -8.61%            N/A             N/A              5.81%(5)

(1)  The inception dates are: Target 2000, Target 2005 and Target 2010: March
     25, 1985; Target 2015: September 1, 1986; Target 2020: December 29, 1989;
     and Target 2025: February 15, 1996.

(2)  Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with similar maturity dates as the respective fund. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.

(3)  Since March 31, 1985, the date nearest the fund's inception for which data are available.

(4)  Since September 30, 1986, the date nearest the fund's inception for which data are available.

(5)  Since February 29, 1996, the date nearest the fund's inception for which data are available.

[Sidebar]

For current performance information, including yields, please call us at
1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

[End of Sidebar]

4        American Century Investments                             1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management        Distribution and            Other             Total Annual Fund
                     Fee(1)            Service (12b-1) Fees        Expenses(2)       Operating Expenses
-------------------------------------------------------------------------------------------------------
Target 2000          0.59%             None                        0.00%             0.59%
Target 2005          0.59%             None                        0.00%             0.59%
Target 2010          0.59%             None                        0.00%             0.59%
Target 2015          0.59%             None                        0.00%             0.59%
Target 2020          0.59%             None                        0.00%             0.59%
Target 2025          0.59%             None                        0.00%             0.59%

(1)  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent trustees, their legal counsel and interest, were less than
     0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                  1 year       3 years      5 years      10 years
---------------------------------------------------------------------
Target 2000       $60          $189         $329         $736
Target 2005       $60          $189         $329         $736
Target 2010       $60          $189         $329         $736
Target 2015       $60          $189         $329         $736
Target 2020       $60          $189         $329         $736
Target 2025       $60          $189         $329         $736

[Sidebar]
[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.
[End of Sidebar]

www.americancentury.com                   American Century Investments      5

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2000 FUND
TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's WEIGHTED AVERAGE MATURITY is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have the traditional design of debt securities. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon
Treasury securities, however, do not make any periodic interest payments.
Instead, all of the interest and  principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like a dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by U.S. Treasury securities.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment  in zero-coupon U.S. Treasury security. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should  be similar to that of an investment in a zero-coupon U.S. Treasury security with the  same term to maturity as the fund.
Each fund is managed to provide an investment  return and maturity value that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) and
ANTICIPATED VALUE AT MATURITY (AVM) calculated on the day the shares were purchased.

[Sidebar]
WEIGHTED AVERAGE MATURITY is described in more detail under "Basics of
Fixed-Income Investing."

[graphic of pointing finger]
Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

A fund's ANTICIPATED GROWTH RATE is an estimate of the annualized rate of growth that an investor may expect from the purchase date to the fund's weighted average maturity date.

The ANTICIPATED VALUE AT MATURITY is an estimate of a fund's net asset  value as of the fund's weighted  average maturity date. It is based on  the maturity values of the fund's  zero-coupon Treasury securities.
[End of Sidebar]

6        American Century Investments                             1-800-345-2021

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how  each fund's AVM has fluctuated in the last five years.

Anticipated Values at Maturity

                    9/30/95       9/30/96     9/30/97      9/30/98      9/30/99
----------------------------------------------------------------------------------
Target 2000         $100.99       $101.10     $101.13      $101.78      $101.51
Target 2005         $100.32       $100.71     $100.85      $101.53      $101.28
Target 2010         $101.02       $102.53     $103.40      $104.85      $105.56
Target 2015         $109.62       $110.11     $110.52      $112.63      $112.62
Target 2020         $102.31       $103.60     $104.84      $106.96      $107.30
Target 2025         N/A           $109.24     $110.88      $112.23      $111.81

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.

*  As a fund's zero-coupon Treasury securities mature, its proceeds will be invested in Treasury bills.

*  Each fund will be liquidated shortly after the conclusion of its target maturity year.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities  generally will decline further. This interest rate sensitivity is greater for the funds than  for traditional
Treasury funds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The funds' share values will fluctuate. In general, funds that have higher potential gain have a higher potential loss.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The funds are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in its name. The  fund managers adhere to investment policies that are designed to ensure that this happens. However, a precise forecast of a fund's final maturity value and yield to  maturity are not possible.

[Sidebar]
[graphic of pointing finger]
This table is designed to show the narrow ranges in which each fund's AVMs vary over time. There is no guarantee that the funds' AVMs will fluctuate as little in the future.

[graphic of pointing finger]
The investment performance of the funds is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the funds involves different risks.
[End of Sidebar]

www.americancentury.com                   American Century Investments        7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                                    Amount of           Percent of        Remaining         Weighted
                                    Security Owned      Portfolio         Maturity          Maturity
----------------------------------------------------------------------------------------------------------
Debt Security A                     $100,000            25%               1,000 days        250 days
Debt Security B                     $300,000            75%               10,000 days       7,500 days
Weighted Average Maturity                                                                   7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[Sidebar]
WEIGHTED AVERAGE MATURITY is a  tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of pointing finger]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.
[End of Sidebar]

8        American Century Investments                             1-800-345-2021

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity       Current Price      Price After 1% Increase      Change in Price
-------------------------------------------------------------------------------------------
1 year                   $100.00            $99.06                        -0.94%
3 years                  $100.00            $97.38                        -2.62%
10 years                 $100.00            $93.20                        -6.80%
30 years                 $100.00            $88.69                       -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-----------------------------------------
                  Quality
-----------------------------------------
        High Quality
----------------------------
                         A-1          A-2         A-3
                         P-1          P-2         P-3
                         MIG-1        MIG-2       MIG-3
                         SP-1         SP-2        SP-3
                 AAA     AA     A     BBB    BB    B    CCC   CC    C    D
--------------------------------------------------------------------------------
Target 2000       X
--------------------------------------------------------------------------------
Target 2005       X
--------------------------------------------------------------------------------
Target 2010       X
--------------------------------------------------------------------------------
Target 2015       X
--------------------------------------------------------------------------------
Target 2020       X
--------------------------------------------------------------------------------
Target 2025       X
--------------------------------------------------------------------------------
------------------------------------- --  --------------------------------------
         INVESTMENT GRADE                          NON-INVESTMENT GRADE
------------------------------------- --  --------------------------------------

Strictly speaking, U.S. Treasury securities are not "rated" AAA. However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to AAA.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[Sidebar]
[graphic of pointing finger]
Credit quality may be lower when the
issuer has
*  a high debt level,
*  a short operating history,
*  a senior level of debt,
*  a difficult, competitive environment or
*  a less stable cash flow

[graphic of pointing finger]
The Statement of Additional Information provides a detailed description of these securities' ratings.
[End of Sidebar]

www.americancentury.com                   American Century Investments       9

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                 Interest Rate Risk      Credit Risk(1)      Liquidity Risk(2)
---------------------------------------------------------------------------------
Target 2000      Lowest                  Low                 Low
Target 2005      Medium                  Low                 Low
Target 2010      High                    Low                 Low
Target 2015      High                    Low                 Low
Target 2020      High                    Low                 Low
Target 2025      Highest                 Low                 Low

(1)  Because the funds all invest in zero-coupon Treasury securities, there is no difference in credit risk. U.S. Treasury securities are considered among the safest securities in the world because they are backed by the full faith and credit of the United States.

(2)  The Treasury market is considered the most liquid in the world.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

10        American Century Investments                             1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds.  The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee.  Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average  Net
Assets for the Most Recent Fiscal Year Ended September 30, 1999
---------------------------------------------------------------------------
Target 2000                                               0.59%
Target 2005                                               0.59%
Target 2010                                               0.59%
Target 2015                                               0.59%
Target 2020                                               0.59%
Target 2025                                               0.59%

www.americancentury.com                   American Century Investments        11

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

DAVID W. SCHROEDER

Mr. Schroeder, Vice President and Portfolio Manager, has been a member of the team that manages the Target funds since joining American Century in July 1990.
He holds a bachelor of arts from Pomona College.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team that manages the
Target funds since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

[Sidebar]
[graphic of pointing finger]
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

12        American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in
Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
----------------------------------------------------------------------------
BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line  if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                   American Century Investments        13

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. In most cases, we also will deliver account statements for all of the investors in a household in a single envelope. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit  www.americancentury.com and sign up to receive these documents by email.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

-----------------------------------------------------------------------------
AUTOMATICALLY

[graphic of rotating arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing finger]
Please remember if you request redemptions by wire, $10 will  be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

*  Our bank information:
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. 2804918
*  The fund name

*  Your American Century account number*

*  Your name

*  The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[graphic of a person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                         4917 Town Center Drive
Kansas City, Missouri                 Leawood, Kansas
8 a.m. to 5:30 p.m., Monday-Friday    8 a.m. to 6 p.m., Monday-Friday
                                      8 a.m. to noon, Saturday

1665 Charleston Road                  9445 East County Line Road, Suite A
Mountain View, California             Englewood, Colorado
8 a.m. to 5 p.m., Monday-Friday       8 a.m. to 6 p.m., Monday-Friday
                                      8 a.m. to noon, Saturday

14        American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
----------------------------------------------------------------------------
Individual or Joint                             $2,500
Traditional IRA                                 $1,000
Roth IRA                                        $1,000
Education IRA                                   $500
UGMA/UTMA                                       $2,500
403(b)                                          No minimum

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

www.americancentury.com                   American Century Investments        15

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[Sidebar]
[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.
[End of Sidebar]

16        American Century Investments                           1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of ONE
HOUR BEFORE the close of regular trading on the New York Stock Exchange (usually
4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The
NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

REVERSE SHARE SPLITS

When a fund pays its distributions, the Board also declares a reverse share split for each fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, you will be asked how you want your shares liquidated. You can choose one of the following

*  cash

*  shares of another American Century mutual fund

If you do not tell us by December 31 of the target year how you want your shares liquidated, your money will be exchanged for shares of Capital Preservation, an
American Century Treasury money market fund.

[Sidebar]
The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.
[End of Sidebar]

www.americancentury.com                   American Century Investments         17

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket       Tax Rate for 28% Bracket or Above
--------------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate           Ordinary income rate
Long-term capital gains     10%                            20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation  is unique, you may want to consult your tax professional about federal, state and local  tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal
Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[graphic of pointing finger]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

18        American Century Investments                           1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers two classes of the funds: Investor Class and Advisor
Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other class of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this
Prospectus, call us at  1-800-345-3533 for Advisor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting,  dividend, liquidation and other rights, preferences, terms and conditions. The only  differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name;  (c) each class has exclusive voting rights with respect to matters solely affecting such  class; and (d) each class may have different exchange privileges.

www.americancentury.com                   American Century Investments         19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions
*  EXPENSE RATIO - operating expenses as a percentage of average net assets
*  NET INCOME RATIO - net investment income as a percentage of average net assets
*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights for the fiscal years ended September 30, 1998, and
1999, have been audited by PricewaterhouseCoopers LLP, independent accountants.
Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional
Information.

20       American century Investments                                1-800-2021

TARGET 2000 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                              1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period ..................$     93.78     $     86.05     $     79.95     $     76.86     $     66.93
                                                       -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................       5.06            5.13            5.10            4.75            4.37
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................      (2.73)           2.60            1.00           (1.66)           5.56
                                                       -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................       2.33            7.73            6.10            3.09            9.93
                                                       -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................      (5.57)          (5.64)          (5.20)          (3.94)          (3.42)
  From Net Realized Gains .............................      (1.32)           --              --              --              --
                                                       -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................      (6.89)          (5.64)          (5.20)          (3.94)          (3.42)
                                                       -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................       6.89            5.64            5.20            3.94            3.42
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................$     96.11     $     93.78     $     86.05     $     79.95     $     76.86
                                                       ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................       2.48%           8.97%           7.64%           4.01%          14.84%

Ratios/Supplemental Data
                                                              1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....       0.59%           0.59%           0.56%           0.53%           0.63%
Ratio of Net Investment Income to Average Net Assets ..       5.34%           5.75%           6.14%           5.99%           6.13%
Portfolio Turnover Rate ...............................         31%             82%             10%             29%             53%
Net Assets, End of Period (in thousands) ..............$   201,971     $   237,525     $   248,377     $   267,757     $   294,736

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments      21

TARGET 2005 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                              1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period ..................$     76.72     $     64.54     $     57.83     $     56.61     $     45.22
                                                       -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................       3.77            3.84            3.74            3.50            3.33
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..........................      (7.94)           8.34            2.97           (2.28)           8.06
                                                       -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................      (4.17)          12.18            6.71            1.22           11.39
                                                       -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................      (3.39)          (3.61)          (3.61)          (2.06)          (2.41)
  From Net Realized Gains .............................      (1.07)          (0.27)          (0.44)          (0.58)          (0.67)
                                                       -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................      (4.46)          (3.88)          (4.05)          (2.64)          (3.08)
                                                       -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................       4.46            3.88            4.05            2.64            3.08
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................$     72.55     $     76.72     $     64.54     $     57.83     $     56.61
                                                       ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................      (5.44)%         18.87%          11.60%           2.15%          25.16%

Ratios/Supplemental Data

                                                              1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....       0.59%           0.59%           0.57%           0.58%           0.71%
Ratio of Net Investment Income to Average Net Assets ..       5.10%           5.53%           6.15%           6.05%           6.58%
Portfolio Turnover Rate ...............................         81%             35%             15%             31%             34%
Net Assets, End of Period (in thousands) ..............$   490,248     $   533,986     $   281,677     $   238,864     $   183,452

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

22       American Century Investments                             1-800-345-2021

TARGET 2010 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                               1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period .................. $     61.98     $     49.16     $     42.47     $     42.14     $     31.67
                                                        -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................        3.07            2.94            2.79            2.58            2.41
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................       (9.95)           9.88            3.90           (2.25)           8.06
                                                        -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................       (6.88)          12.82            6.69            0.33           10.47
                                                        -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................       (2.78)          (2.46)          (2.82)          (1.57)          (1.48)
  From Net Realized Gains .............................       (1.33)          (0.29)          (1.17)           --             (0.48)
  In Excess of Net Realized Gains .....................       (0.16)           --              --              --              --
                                                        -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................       (4.27)          (2.75)          (3.99)          (1.57)          (1.96)
                                                        -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................        4.27            2.75            3.99            1.57            1.96
                                                        -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................ $     55.10     $     61.98     $     49.16     $     42.47     $     42.14
                                                        ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................      (11.10)%         26.08%          15.75%           0.78%          33.06%

Ratios/Supplemental Data
                                                               1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....        0.59%           0.59%           0.62%           0.67%           0.71%
Ratio of Net Investment Income to Average Net Assets ..        5.31%           5.39%           6.15%           5.98%           6.56%
Portfolio Turnover Rate ...............................          49%             34%             26%             24%             26%
Net Assets, End of Period (in thousands) .............. $   240,606     $   283,828     $   124,812     $   111,117     $    95,057

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments        23

TARGET 2015 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                              1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period ..................$     49.87     $     38.34     $     31.96     $     32.20     $     22.79
                                                       -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................       2.39            2.17            2.00            1.85            1.71
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................      (9.22)           9.36            4.38           (2.09)           7.70
                                                       -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................      (6.83)          11.53            6.38           (0.24)           9.41
                                                       -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................      (2.10)          (2.11)          (2.05)          (1.28)          (0.87)
  From Net Realized Gain ..............................       --             (1.40)          (0.34)          (1.61)           --
  In Excess of Net Realized Gains .....................      (0.08)           --              --              --              --
                                                       -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................      (2.18)          (3.51)          (2.39)          (2.89)          (0.87)
                                                       -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................       2.18            3.51            2.39            2.89            0.87
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................$     43.04     $     49.87     $     38.34     $     31.96     $     32.20
                                                       ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................     (13.70)%         30.07%          19.96%          (0.74)%         41.29%

Ratios/Supplemental Data
                                                              1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....       0.59%           0.59%           0.61%           0.65%           0.71%
Ratio of Net Investment Income to Average Net Assets ..       5.25%           4.96%           5.79%           5.63%           6.40%
Portfolio Turnover Rate ...............................         55%             31%             21%             17%             70%
Net Assets, End of Period (in thousands) ..............$   218,193     $   170,081     $   114,900     $   115,654     $   114,647

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

24       American Century Investments                           1-800-345-2021

TARGET 2020 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                              1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period ..................$     36.95     $     27.17     $     22.00     $     22.47     $     15.28
                                                       -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................       1.62            1.53            1.51            1.41            1.19
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................      (7.96)           8.25            3.66           (1.88)           6.00
                                                       -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................      (6.34)           9.78            5.17           (0.47)           7.19
                                                       -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................      (2.06)          (2.35)          (1.45)          (0.40)          (0.21)
  From Net Realized Gains .............................      (5.20)          (2.19)           --             (0.04)           --
                                                       -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................      (7.26)          (4.54)          (1.45)          (0.44)          (0.21)
                                                       -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................       7.26            4.54            1.45            0.44            0.21
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................$     30.61     $     36.95     $     27.17     $     22.00     $     22.47
                                                       ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................     (17.16)%         36.00%          23.50%          (2.09)%         47.05%

Ratios/Supplemental Data
                                                              1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....       0.59%           0.59%           0.53%           0.61%           0.72%
Ratio of Net Investment Income to Average Net Assets ..       4.82%           4.83%           6.29%           6.25%           6.24%
Portfolio Turnover Rate ...............................         31%             18%             14%             47%             78%
Net Assets, End of Period (in thousands) ..............$   316,707     $   486,052     $   553,551     $   926,319     $   574,702

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments       25

TARGET 2025 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

Per-Share Data
                                                                        1999             1998             1997              1996(1)

Net Asset Value, Beginning of Period ........................    $     31.67      $     22.27      $     17.91       $     19.85
                                                                 -----------      -----------      -----------       -----------
Income From Investment Operations
  Net Investment Income(2) ..................................           1.46             1.33             1.21              0.72
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions ..............................          (6.91)            8.07             3.15             (2.66)
                                                                 -----------      -----------      -----------       -----------
Total From Investment Operations ............................          (5.45)            9.40             4.36             (1.94)
                                                                 -----------      -----------      -----------       -----------
Distributions
  From Net Investment Income ................................          (1.28)           (0.70)           (0.72)             --
  From Net Realized Gains ...................................           --              (0.05)            --                --
  In Excess of Net Realized Gains ...........................          (0.31)            --               --                --
                                                                 -----------      -----------      -----------       -----------
  Total Distributions .......................................          (1.59)           (0.75)           (0.72)             --
                                                                 -----------      -----------      -----------       -----------
Reverse Share Split .........................................           1.59             0.75             0.72              --
                                                                 -----------      -----------      -----------       -----------
Net Asset Value, End of Period ..............................    $     26.22      $     31.67      $     22.27       $     17.91
                                                                 ===========      ===========      ===========       ===========
  Total Return(3) ...........................................         (17.21)%          42.21%           24.34%            (9.77)%

Ratios/Supplemental Data
                                                                        1999             1998             1997              1996(1)

Ratio of Operating Expenses to Average Net Assets ...........           0.59%            0.59%            0.62%             0.67%(4)
Ratio of Net Investment Income to Average Net Assets ........           5.25%            4.94%            6.14%             6.57%(4)
Portfolio Turnover Rate .....................................             54%              52%              58%               61%
Net Assets, End of Period (in thousands) ....................    $   754,356      $   356,122      $    73,821       $    35,661

(1)  February 15, 1996 (inception) through September 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

26          American Century Investments                        1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments        27

NOTES

28          American Century Investments                        1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments        29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including  the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide  copies of this information.

* In person                   SEC Public Reference Room
                              Washington, D.C.  Call 202-942-8090 for  location
                              and hours.

* On the Internet             EDGAR database at www.sec.gov
                              By email request at publicinfo@sec.gov

* By mail                     SEC Public Reference Section
                              Washington, D.C. 20549-6009

Investment Company Act File No. 811-4165

                        [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                               P.O. Box 419200
                         Kansas City, Missouri 64141-6200

                          1-800-345-2021 or 816-531-5575

0002
SH-PRS-18749

                             AMERICAN CENTURY
                             Prospectus

                                                                Target 2000 Fund
                                                                Target 2005 Fund
                                                                Target 2010 Fund
                                                                Target 2015 Fund
                                                                Target 2020 Fund
                                                                Target 2025 Fund

                                                                FEBRUARY 1, 2000
                                                                   ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                        Funds Distributor, Inc.,
                                                                     Distributor

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[Sidebar]
                        [american century logo (reg. sm)]
                                    American
                                    Century

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand prospectus can make your work a lot less daunting. We hope you'll find this prospectus easy to understand, and more importantly, we hope it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks and who may or may not want to invest.

   Fund Performance History - See how the funds performed from year  to year.

   Fees and Expenses - Find out fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

   As you continue to read, the Management section will acquaint you with the fund management team and Investing with American Century gives an overview about how to invest and how to manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                               Sincerely,
                               /s/MARK KILLEN
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

     Target 2000 Fund
     Target 2005 Fund
     Target 2010 Fund
     Target 2015 Fund
     Target 2020 Fund
     Target 2025 Fund

[Sidebar]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund invests in different types of these DEBT SECURITIES and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other;
it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 6.

                           Fund           Primary Investments                       Principal Risks
                           --------------------------------------------------------------------------------
                           Target 2000    Zero-coupon U.S. Treasury securities      Lowest interest rate risk
Shorter Term Less Volatile Target 2005    Zero-coupon U.S. Treasury securities      Medium interest rate risk
[graphic of arrow]         Target 2010    Zero-coupon U.S. Treasury securities      High interest rate risk
Longer Term More Volatile  Target 2015    Zero-coupon U.S. Treasury securities      High interest rate risk
                           Target 2020    Zero-coupon U.S. Treasury securities      High interest rate risk
                           Target 2025    Zero-coupon U.S. Treasury securities      Highest interest rate risk

Each fund will be liquidated shortly after the conclusion of its target maturity year.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan

*  seeking long-term financial goals that correspond to the maturity year of a particular fund

*  comfortable with fluctuating share prices, which increase as each funds'
   maturity year approaches

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income

*  a short-term investor

*  investing for long-term capital appreciation

*  looking for the added security of FDIC insurance

[Sidebar]
DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and  U.S. Treasury bills.

[graphic of poinging finger]
An investment in the funds is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[End of Sidebar]

 2       American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

TARGET 2000 FUND
TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year. Target 2015 is not included because it does not yet have a full calendar year of performance.

[data from bar chart below]
                  1999
Target 2000       2.64%
Target 2005      -6.02%
Target 2010     -12.03%
Target 2015
Target 2020     -18.52%
Target 2025     -20.895

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest                        Lowest
----------------------------------------------------------------------------
Target 2000           1.00% (3Q 1999)                0.30% (1Q 1999)
Target 2005           0.28% (3Q 1999)               -3.08% (1Q 1999)
Target 2010          -1.10% (3Q 1999)               -5.49% (1Q 1999)
Target 2020          -2.40% (3Q 1999)               -8.41% (1Q 1999)
Target 2025          -1.47% (3Q 1999)               -9.75% (1Q 1999)

[Sidebar]
[graphic of poinging finger]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.
[End of Sidebar]

www.americancentury.com                   American Century Investments        3

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares for the periods indicated. The benchmarks are unmanaged indices
(except as noted) that have no operating costs and are included in the table for performance comparison. Target 2015 is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 1999    1 year        Life of Fund(1)
-----------------------------------------------------------------------------
Target 2000                                     2.64%             4.18%
11/15/2000 Maturity STRIPS Issue(2)             3.44%             4.32%(3)
Merrill Lynch Long-Term Treasury Index         -8.61%            -4.66%(3)
-----------------------------------------------------------------------------
Target 2005                                    -6.02%             0.47%
11/15/2005 Maturity STRIPS Issue(2)            -5.46%             1.45%
Merrill Lynch Long-Term Treasury Index         -8.61%            -1.33%
-----------------------------------------------------------------------------
Target 2010                                   -12.03%            -9.43%
11/15/2010 Maturity STRIPS Issue(2)           -11.50%            -9.41%(4)
Merrill Lynch Long-Term Treasury Index         -8.61%            -6.89%(4)
-----------------------------------------------------------------------------
Target 2020                                   -18.52%           -14.68%
11/15/2020 Maturity STRIPS Issue(2)           -18.10%           -14.20%(4)
Merrill Lynch Long-Term Treasury Index         -8.61%            -6.89%(4)
-----------------------------------------------------------------------------
Target 2025                                   -20.89%            -6.35%
11/15/2025 Maturity STRIPS Issue(2)           -21.23%            -5.41%
Merrill Lynch Long-Term Treasury Index         -8.61%            -0.02%

(1)  The inception dates are: Target 2000: August 20, 1998; Target 2005: August
     3, 1998; Target 2010: October 20, 1998; Target 2020: October 19, 1998; and
     Target 2025: June 1, 1998.

(2)  Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with similar maturity dates as the respective fund. The STRIPS issues are not indices, but are mportant benchmarks of the Target funds' performance.

(3)  Since August 31, 1998, the date nearest the fund's inception for which data are available.

(4)  Since October 31, 1998, the date nearest the fund's inception for which data are available.

[Sidebar]
[graphic of poinging finger]
For current performance information, including yields, please call us at
1-800-345-3533 or visit American Century's Web site at www.americancentury.com.
[End of Sidebar]

4        American Century Investments                             1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                 Management    Distribution and          Other          Total Annual Fund
                 Fee(1)        Service (12b-1) Fees(2)   Expenses(3)    Operating Expenses
------------------------------------------------------------------------------------------
Target 2000      0.34%         0.50%                     0.00%          0.84%
Target 2005      0.34%         0.50%                     0.00%          0.84%
Target 2010      0.34%         0.50%                     0.00%          0.84%
Target 2015      0.34%         0.50%                     0.00%          0.84%
Target 2020      0.34%         0.50%                     0.00%          0.84%
Target 2025      0.34%         0.50%                     0.00%          0.84%

(1)  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2)  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees in this Prospectus.

(3)  Other expenses, which include the fees and expenses of the funds'
     independent trustees, their legal counsel and interest, were less than
     0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                1 year     3 years     5 years    10 years
---------------------------------------------------------
Target 2000     $86        $268        $465       $1,034
Target 2005     $86        $268        $465       $1,034
Target 2010     $86        $268        $465       $1,034
Target 2015     $86        $268        $465       $1,034
Target 2020     $86        $268        $465       $1,034
Target 2025     $86        $268        $465       $1,034

[Sidebar]
[graphic of poinging finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.
[End of Sidebar]

www.americancentury.com                   American Century Investments        5

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2000 FUND
TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's WEIGHTED AVERAGE MATURITY is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have the traditional design of debt securities. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon
Treasury securities, however, do not make any periodic interest payments.
Instead, all of the interest and principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like a dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by U.S. Treasury securities.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury security. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return and maturity value that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) and
ANTICIPATED VALUE AT MATURITY (AVM) calculated on the day the shares were purchased.

[Sidebar]
WEIGHTED AVERAGE MATURITY is described in more detail under Basics of
Fixed-Income Investing.

[graphic of poinging finger]
Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

A fund's ANTICIPATED GROWTH RATE is an estimate of the annualized rate of growth that an investor may expect from the purchase date to the fund's weighted average maturity date.

The ANTICIPATED VALUE AT MATURITY is an estimate of a fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the fund's zero-coupon Treasury securities.
[End of Sidebar]

6        American Century Investments                             1-800-345-3533

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM has fluctuated in the last five years

Anticipated Values at Maturity
                9/30/95     9/30/96     9/30/97     9/30/98    9/30/99
------------------------------------------------------------------------------
Target 2000     $100.99     $101.10     $101.13     $101.78    $101.51
Target 2005     $100.32     $100.71     $100.85     $101.53    $101.28
Target 2010     $101.02     $102.53     $103.40     $104.85    $105.56
Target 2015     $109.62     $110.11     $110.52     $112.63    $112.62
Target 2020     $102.31     $103.60     $104.84     $106.96    $107.30
Target 2025     N/A         $109.24     $110.88     $112.23    $111.81

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.

*  As a fund's zero-coupon Treasury securities mature, its proceeds will be invested in Treasury bills.

*  Each fund will be liquidated shortly after the conclusion of its target maturity year.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further. This interest rate sensitivity is greater for the funds than for traditional Treasury funds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The funds' share values will fluctuate. In general, funds that have higher potential gain have a higher potential loss.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The funds are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in its name. The fund managers adhere to investment policies that are designed to ensure that this happens. However, a precise forecast of a fund's final maturity value and yield to maturity are not possible.

[Sidebar]
[graphic of poinging finger]
This table is designed to show the narrow ranges in which each fund's AVMs vary over time. There is no guarantee that the funds' AVMs will fluctuate as little in the future.

[graphic of poinging finger]
The investment performance of the funds is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the funds involves different risks.
[End of Sidebar]

www.americancentury.com                   American Century Investments        7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                               Amount of         Percent of    Remaining         Weighted
                               Security Owned    Portfolio     Maturity          Maturity
--------------------------------------------------------------------------------------------------
Debt Security A                $100,000          25%           1,000 days         250 days
Debt Security B                $300,000          75%           10,000 days       7,500 days
Weighted Average Maturity                                                        7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[Sidebar]
WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of poinging finger]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.
[End of Sidebar]

8       American Century Investments                             1-800-345-3533

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity       Current Price     Price After 1% Increase    Change in Price
---------------------------------------------------------------------------------------
1 year                   $100.00           $99.06                      -0.94%
3 years                  $100.00           $97.38                      -2.62%
10 years                 $100.00           $93.20                      -6.80%
30 years                 $100.00           $88.69                     -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-----------------------------------------
                  Quality
-----------------------------------------
        High Quality
----------------------------
                         A-1          A-2         A-3
                         P-1          P-2         P-3
                         MIG-1        MIG-2       MIG-3
                         SP-1         SP-2        SP-3
                 AAA     AA     A     BBB    BB    B    CCC   CC    C    D
--------------------------------------------------------------------------------
Target 2000       X
--------------------------------------------------------------------------------
Target 2005       X
--------------------------------------------------------------------------------
Target 2010       X
--------------------------------------------------------------------------------
Target 2015       X
--------------------------------------------------------------------------------
Target 2020       X
--------------------------------------------------------------------------------
Target 2025       X
--------------------------------------------------------------------------------
------------------------------------- --  --------------------------------------
         INVESTMENT GRADE                          NON-INVESTMENT GRADE
------------------------------------- --  --------------------------------------

Strictly speaking, U.S. Treasury securities are not rated AAA. However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to AAA.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[Sidebar]
[graphic of poinging finger]
Credit quality may be lower when the issuer has
*   a high debt level,
*   a short operating history,
*   a senior level of debt,
*   a difficult, competitive environment or
*   a less stable cash flow

[graphic of poinging finger]
The Statement of Additional Information provides a detailed description of these securities' ratings.
[End of Sidebar]

www.americancentury.com                   American Century Investments       9

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                 Interest Rate Risk     Credit Risk(1)      Liquidity Risk(2)
---------------------------------------------------------------------------
Target 2000      Lowest                 Low                 Low
Target 2005      Medium                 Low                 Low
Target 2010      High                   Low                 Low
Target 2015      High                   Low                 Low
Target 2020      High                   Low                 Low
Target 2025      Highest                Low                 Low

(1)  Because the funds all invest in zero-coupon Treasury securities, there is no difference in credit risk. U.S. Treasury securities are considered among the safest securities in the world because they are backed by the full faith and credit of the United States.

(2)  The Treasury market is considered the most liquid in the world.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

10        American Century Investments                           1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of the funds.  The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee.  Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended September 30, 1999
--------------------------------------------------------------------------
Target 2000                                                 0.34%
Target 2005                                                 0.34%
Target 2010                                                 0.34%
Target 2015                                                 0.34%
Target 2020                                                 0.34%
Target 2025                                                 0.34%

www.americancentury.com                  American Century Investments         11

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

DAVID W. SCHROEDER

Mr. Schroeder, Vice President and Portfolio Manager, has been a member of the team that manages the Target funds since joining American Century in July 1990.
He holds a bachelor of arts from Pomona College.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team that manages the
Target funds since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

[Sidebar]
[graphic of poinging finger]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.
[End of Sidebar]

12        American Century Investments                           1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[Sidebar]
[graphic of poinging finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.
[End of Sidebar]

www.americancentury.com                   American Century Investments       13

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

14       American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of ONE
HOUR BEFORE the close of regular trading on the New York Stock Exchange (usually
4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The
NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

REVERSE SHARE SPLITS

When a fund pays its distributions, the Board also declares a reverse share split for each fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, you will be asked how you want your shares liquidated. You can choose one of the following

*  cash

*  shares of another American Century mutual fund

If you do not tell us by December 31 of the target year how you want your shares liquidated, your money will be exchanged for shares of Capital Preservation, an
American Century Treasury money market fund.

[Sidebar]
The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.
[End of Sidebar]

www.americancentury.com                   American Century Investments        15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution         Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
-------------------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate          Ordinary income rate
Long-term capital gains      10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal
Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[Sidebar]
[graphic of poinging finger]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.
[End of Sidebar]

16        American Century Investments                           1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers two classes of the funds: Investor Class and Advisor
Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-2021 for Investor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds pay an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure--Master
Distribution and Shareholder Services Plan in the Statement of Additional
Information.

www.americancentury.com                   American Century Investments        17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  reverse share split

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights for the fiscal years ended September 30, 1998, and
1999, have been audited by PricewaterhouseCoopers LLP, independent accountants.
Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional
Information.

18      American Century Investments                             1-800-345-3533

TARGET 2000 FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

Per-Share Data
                                                           1999           1998(1)

Net Asset Value, Beginning of Period ..................$  93.76       $  91.41
                                                       --------       --------
Income From Investment Operations
  Net Investment Income(2) ............................    4.88           0.54
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions ........................   (2.79)          1.81
                                                       --------       --------
  Total From Investment Operations ....................    2.09           2.35
                                                       --------       --------
Distributions
  From Net Investment Income ..........................   (5.50)          --
  From Net Realized Gains .............................   (1.32)          --
                                                       --------       --------
  Total Distributions .................................   (6.82)          --
                                                       --------       --------
Reverse Share Split ...................................    6.82           --
                                                       --------       --------
Net Asset Value, End of Period ........................$  95.85       $  93.76
                                                       ========       ========
  Total Return(3) .....................................    2.23%          2.57%

Ratios/Supplemental Data
                                                           1999           1998(1)

Ratio of Operating Expenses to Average Net Assets .....    0.84%          0.84%(4)
Ratio of Net Investment Income to Average Net Assets ..    5.09%          5.06%(4)
Portfolio Turnover Rate ...............................      31%            82%
Net Assets, End of Period (in thousands) ..............$    932       $     64

(1)  August 20, 1998 (commencement of sale) through September 30, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                  American Century Investments     19

TARGET 2005 FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

Per-Share Data
                                                            1999            1998(1)

Net Asset Value, Beginning of Period ..................$   76.69       $   70.91
                                                       ---------       ---------
Income From Investment Operations
  Net Investment Income(2) ............................     3.60            0.58
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions ........................    (7.95)           5.20
                                                       ---------       ---------
  Total From Investment Operations ....................    (4.35)           5.78
                                                       ---------       ---------
Distributions
  From Net Investment Income ..........................    (3.32)           --
  From Net Realized Gains .............................    (1.07)           --
                                                       ---------       ---------
  Total Distributions .................................    (4.39)           --
                                                       ---------       ---------
Reverse Share Split ...................................     4.39            --
                                                       ---------       ---------
Net Asset Value, End of Period ........................$   72.34       $   76.69
                                                       =========       =========
  Total Return(3) .....................................    (5.67)%          8.15%

Ratios/Supplemental Data
                                                            1999            1998(1)

Ratio of Operating Expenses to Average Net Assets .....     0.84%           0.84%(4)
Ratio of Net Investment Income to Average Net Assets ..     4.85%           4.87%(4)
Portfolio Turnover Rate ...............................       81%             35%
Net Assets, End of Period (in thousands) ..............$   2,533       $     100

(1)  August 3, 1998 (commencement of sale) through September 30, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

20          American Century Investments                     1-800-345-3533

TARGET 2010 FUND
Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                       1999(1)

Net Asset Value, Beginning of Period ............................ $   60.12
                                                                  ---------
Income From Investment Operations
  Net Investment Income(2) ......................................      2.81
  Net Realized and Unrealized Loss on Investment Transactions ...     (7.97)
                                                                  ---------
  Total From Investment Operations ..............................     (5.16)
                                                                  ---------
Distributions
  From Net Investment Income ....................................     (2.76)
  From Net Realized Gains .......................................     (1.33)
  In Excess of Net Realized Gains ...............................     (0.16)
                                                                  ---------
  Total Distributions ...........................................     (4.25)
                                                                  ---------
Reverse Share Split .............................................      4.25
                                                                  ---------
Net Asset Value, End of Period .................................. $   54.96
                                                                  =========
  Total Return(3) ...............................................     (8.58)%

Ratios/Supplemental Data
                                                                       1999(1)

Ratio of Operating Expenses to Average Net Assets ...............      0.84%(4)
Ratio of Net Investment Income to Average Net Assets ............      5.06%(4)
Portfolio Turnover Rate .........................................        49%
Net Assets, End of Period (in thousands) ........................ $   1,194

(1)  October 20, 1998 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments       21

TARGET 2015 FUND
Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                       1999(1)

Net Asset Value, Beginning of Period ...........................   $  43.65
                                                                   --------
Income From Investment Operations
  Net Investment Income(2) .....................................       0.46
  Net Realized and Unrealized Loss on Investment Transactions ..      (1.09)
                                                                   --------
  Total From Investment Operations .............................      (0.63)
                                                                   --------
Net Asset Value, End of Period .................................   $  43.02
                                                                   ========
Total Return(3) ................................................      (1.44)%

Ratios/Supplemental Data
                                                                       1999(1)

Ratio of Operating Expenses to Average Net Assets ..............       0.83%(4)
Ratio of Net Investment Income to Average Net Assets ...........       5.01%(4)
Portfolio Turnover Rate ........................................         55%
Net Assets, End of Period (in thousands) .......................   $      7

(1)  July 23, 1999 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

22       American Century Investments                           1-800-345-3533

TARGET 2020 FUND
Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                                        1999(1)

Net Asset Value, Beginning of Period ...........................   $  35.50
                                                                   --------
Income From Investment Operations
  Net Investment Income(2) .....................................       1.50
  Net Realized and Unrealized Loss on Investment Transactions ..      (6.45)
                                                                   --------
  Total From Investment Operations .............................      (4.95)
                                                                   --------
Distributions
  From Net Investment Income ...................................      (2.05)
  From Net Realized Gains ......................................      (5.20)
                                                                   --------
  Total Distributions ..........................................      (7.25)
                                                                   --------
Reverse Share Split ............................................       7.25
                                                                   --------
Net Asset Value, End of Period .................................   $  30.55
                                                                   ========
  Total Return(3) ..............................................     (13.94)%

Ratios/Supplemental Data
                                                                       1999(1)

Ratio of Operating Expenses to Average Net Assets ..............       0.84%(4)
Ratio of Net Investment Income to Average Net Assets ...........       4.57%(4)
Portfolio Turnover Rate ........................................         31%
Net Assets, End of Period (in thousands) .......................   $    574

(1)  October 19, 1998 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments      23

TARGET 2025 FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

Per-Share Data
                                                                               1999           1998(1)

Net Asset Value, Beginning of Period ...................................   $  31.64       $  27.27
                                                                           --------       --------
Income From Investment Operations
  Net Investment Income(2) .............................................       1.39           0.41
  Net Realized and Unrealized Gain (Loss) on Investment Transactions ...      (6.90)          3.96
                                                                           --------       --------
  Total From Investment Operations .....................................      (5.51)          4.37
                                                                           --------       --------
Distributions
  From Net Investment Income ...........................................      (1.23)          --
  From Net Realized Gains ..............................................       --             --
  In Excess of Net Realized Gains ......................................      (0.31)          --
                                                                           --------       --------
  Total Distributions ..................................................      (1.54)          --
                                                                           --------       --------
Reverse Share Split ....................................................       1.54           --
                                                                           --------       --------
Net Asset Value, End of Period .........................................   $  26.13       $  31.64
                                                                           --------       --------
  Total Return(3) ......................................................     (17.41)%        16.02%

Ratios/Supplemental Data
                                                                               1999           1998(1)

Ratio of Operating Expenses to Average Net Assets ......................       0.84%          0.84%(4)
Ratio of Net Investment Income to Average Net Assets ...................       5.00%          4.37%(4)
Portfolio Turnover Rate ................................................         54%            52%
Net Assets, End of Period (in thousands) ...............................   $    997       $     89

(1)  June 1, 1998 (commencement of sale) through September 30, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

24     American Century Investments                          1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Advisor
Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  reverse share split

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - perating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended September 30, 1998, and
1999, have been audited by PricewaterhouseCoopers LLP, independent accountants.
Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional
Information.

www.americancentury.com                   American Century Investments       25

TARGET 2000 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                              1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period ..................$     93.78     $     86.05     $     79.95     $     76.86     $     66.93
                                                       -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................       5.06            5.13            5.10            4.75            4.37
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................      (2.73)           2.60            1.00           (1.66)           5.56
                                                       -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................       2.33            7.73            6.10            3.09            9.93
                                                       -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................      (5.57)          (5.64)          (5.20)          (3.94)          (3.42)
  From Net Realized Gains .............................      (1.32)           --              --              --              --
                                                       -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................      (6.89)          (5.64)          (5.20)          (3.94)          (3.42)
                                                       -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................       6.89            5.64            5.20            3.94            3.42
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................$     96.11     $     93.78     $     86.05     $     79.95     $     76.86
                                                       ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................       2.48%           8.97%           7.64%           4.01%          14.84%

Ratios/Supplemental Data
                                                              1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....       0.59%           0.59%           0.56%           0.53%           0.63%
Ratio of Net Investment Income to Average Net Assets ..       5.34%           5.75%           6.14%           5.99%           6.13%
Portfolio Turnover Rate ...............................         31%             82%             10%             29%             53%
Net Assets, End of Period (in thousands) ..............$   201,971     $   237,525     $   248,377     $   267,757     $   294,736

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

26       American Century Investments                             1-800-345-2021

TARGET 2005 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                              1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period ..................$     76.72     $     64.54     $     57.83     $     56.61     $     45.22
                                                       -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................       3.77            3.84            3.74            3.50            3.33
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..........................      (7.94)           8.34            2.97           (2.28)           8.06
                                                       -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................      (4.17)          12.18            6.71            1.22           11.39
                                                       -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................      (3.39)          (3.61)          (3.61)          (2.06)          (2.41)
  From Net Realized Gains .............................      (1.07)          (0.27)          (0.44)          (0.58)          (0.67)
                                                       -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................      (4.46)          (3.88)          (4.05)          (2.64)          (3.08)
                                                       -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................       4.46            3.88            4.05            2.64            3.08
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................$     72.55     $     76.72     $     64.54     $     57.83     $     56.61
                                                       ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................      (5.44)%         18.87%          11.60%           2.15%          25.16%

Ratios/Supplemental Data

                                                              1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....       0.59%           0.59%           0.57%           0.58%           0.71%
Ratio of Net Investment Income to Average Net Assets ..       5.10%           5.53%           6.15%           6.05%           6.58%
Portfolio Turnover Rate ...............................         81%             35%             15%             31%             34%
Net Assets, End of Period (in thousands) ..............$   490,248     $   533,986     $   281,677     $   238,864     $   183,452

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments      27

TARGET 2010 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                               1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period .................. $     61.98     $     49.16     $     42.47     $     42.14     $     31.67
                                                        -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................        3.07            2.94            2.79            2.58            2.41
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................       (9.95)           9.88            3.90           (2.25)           8.06
                                                        -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................       (6.88)          12.82            6.69            0.33           10.47
                                                        -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................       (2.78)          (2.46)          (2.82)          (1.57)          (1.48)
  From Net Realized Gains .............................       (1.33)          (0.29)          (1.17)           --             (0.48)
  In Excess of Net Realized Gains .....................       (0.16)           --              --              --              --
                                                        -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................       (4.27)          (2.75)          (3.99)          (1.57)          (1.96)
                                                        -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................        4.27            2.75            3.99            1.57            1.96
                                                        -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................ $     55.10     $     61.98     $     49.16     $     42.47     $     42.14
                                                        ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................      (11.10)%         26.08%          15.75%           0.78%          33.06%

Ratios/Supplemental Data
                                                               1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....        0.59%           0.59%           0.62%           0.67%           0.71%
Ratio of Net Investment Income to Average Net Assets ..        5.31%           5.39%           6.15%           5.98%           6.56%
Portfolio Turnover Rate ...............................          49%             34%             26%             24%             26%
Net Assets, End of Period (in thousands) .............. $   240,606     $   283,828     $   124,812     $   111,117     $    95,057

(1) Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

TARGET 2015 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                              1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period ..................$     49.87     $     38.34     $     31.96     $     32.20     $     22.79
                                                       -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................       2.39            2.17            2.00            1.85            1.71
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................      (9.22)           9.36            4.38           (2.09)           7.70
                                                       -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................      (6.83)          11.53            6.38           (0.24)           9.41
                                                       -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................      (2.10)          (2.11)          (2.05)          (1.28)          (0.87)
  From Net Realized Gain ..............................       --             (1.40)          (0.34)          (1.61)           --
  In Excess of Net Realized Gains .....................      (0.08)           --              --              --              --
                                                       -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................      (2.18)          (3.51)          (2.39)          (2.89)          (0.87)
                                                       -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................       2.18            3.51            2.39            2.89            0.87
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................$     43.04     $     49.87     $     38.34     $     31.96     $     32.20
                                                       ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................     (13.70)%         30.07%          19.96%          (0.74)%         41.29%

Ratios/Supplemental Data
                                                              1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....       0.59%           0.59%           0.61%           0.65%           0.71%
Ratio of Net Investment Income to Average Net Assets ..       5.25%           4.96%           5.79%           5.63%           6.40%
Portfolio Turnover Rate ...............................         55%             31%             21%             17%             70%
Net Assets, End of Period (in thousands) ..............$   218,193     $   170,081     $   114,900     $   115,654     $   114,647

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments      29

TARGET 2020 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                              1999            1998            1997            1996            1995

Net Asset Value, Beginning of Period ..................$     36.95     $     27.17     $     22.00     $     22.47     $     15.28
                                                       -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(1) ............................       1.62            1.53            1.51            1.41            1.19
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................      (7.96)           8.25            3.66           (1.88)           6.00
                                                       -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations ....................      (6.34)           9.78            5.17           (0.47)           7.19
                                                       -----------     -----------     -----------     -----------     -----------
Distributions(2)
  From Net Investment Income ..........................      (2.06)          (2.35)          (1.45)          (0.40)          (0.21)
  From Net Realized Gains .............................      (5.20)          (2.19)           --             (0.04)           --
                                                       -----------     -----------     -----------     -----------     -----------
  Total Distributions .................................      (7.26)          (4.54)          (1.45)          (0.44)          (0.21)
                                                       -----------     -----------     -----------     -----------     -----------
Reverse Share Split ...................................       7.26            4.54            1.45            0.44            0.21
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ........................$     30.61     $     36.95     $     27.17     $     22.00     $     22.47
                                                       ===========     ===========     ===========     ===========     ===========
  Total Return(3) .....................................     (17.16)%         36.00%          23.50%          (2.09)%         47.05%

Ratios/Supplemental Data
                                                              1999            1998            1997            1996            1995

Ratio of Operating Expenses to Average Net Assets .....       0.59%           0.59%           0.53%           0.61%           0.72%
Ratio of Net Investment Income to Average Net Assets ..       4.82%           4.83%           6.29%           6.25%           6.24%
Portfolio Turnover Rate ...............................         31%             18%             14%             47%             78%
Net Assets, End of Period (in thousands) ..............$   316,707     $   486,052     $   553,551     $   926,319     $   574,702

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

30      American Century Investments                             1-800-345-2021

TARGET 2025 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

Per-Share Data
                                                                        1999             1998             1997              1996(1)

Net Asset Value, Beginning of Period ........................    $     31.67      $     22.27      $     17.91       $     19.85
                                                                 -----------      -----------      -----------       -----------
Income From Investment Operations
  Net Investment Income(2) ..................................           1.46             1.33             1.21              0.72
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions ..............................          (6.91)            8.07             3.15             (2.66)
                                                                 -----------      -----------      -----------       -----------
Total From Investment Operations ............................          (5.45)            9.40             4.36             (1.94)
                                                                 -----------      -----------      -----------       -----------
Distributions
  From Net Investment Income ................................          (1.28)           (0.70)           (0.72)             --
  From Net Realized Gains ...................................           --              (0.05)            --                --
  In Excess of Net Realized Gains ...........................          (0.31)            --               --                --
                                                                 -----------      -----------      -----------       -----------
  Total Distributions .......................................          (1.59)           (0.75)           (0.72)             --
                                                                 -----------      -----------      -----------       -----------
Reverse Share Split .........................................           1.59             0.75             0.72              --
                                                                 -----------      -----------      -----------       -----------
Net Asset Value, End of Period ..............................    $     26.22      $     31.67      $     22.27       $     17.91
                                                                 ===========      ===========      ===========       ===========
  Total Return(3) ...........................................         (17.21)%          42.21%           24.34%            (9.77)%

Ratios/Supplemental Data
                                                                        1999             1998             1997              1996(1)

Ratio of Operating Expenses to Average Net Assets ...........           0.59%            0.59%            0.62%             0.67%(4)
Ratio of Net Investment Income to Average Net Assets ........           5.25%            4.94%            6.14%             6.57%(4)
Portfolio Turnover Rate .....................................             54%              52%              58%               61%
Net Assets, End of Period (in thousands) ....................    $   754,356      $   356,122      $    73,821       $    35,661

(1)  February 15, 1996 (inception) through September 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments      31

Notes

32    American Century Investments                             1-800-345-3533

www.americancentury.com                   American Century Investments      33

Notes

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the [fund/funds] (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

* In person                 SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

* On the Internet           EDGAR database at www.sec.gov
                            By email request atpublicinfo@sec.gov

* By mail                   SEC Public Reference Section
                            Washington, D.C. 20549-6009

Investment Company Act File No. 811-4165

                        [american century logo(reg.sm)]
                                    American
                                    Century

                         American Century Investments
                               P.O. Box 419385
                       Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0002
SH-PRS-18750

                                 AMERICAN CENTURY

                                 Statement of Additional Information

                                               Target 2000 Fund
                                               Target 2005 Fund
                                               Target 2010 Fund
                                               Target 2015 Fund
                                               Target 2020 Fund
                                               Target 2025 Fund

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

[left margin]

                                                               FEBRUARY 1, 2000

                                                               American Century
                                                        Target Maturities Trust

  THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
  PROSPECTUS, DATED FEBRUARY 1, 2000, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
   ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
   PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT
    THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
                                 CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
 DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
                                    SEMIANNUAL REPORT BY CALLING 1-800-345-2021.

                                                        Funds Distributor, Inc.,
                                                                     Distributor

www.americancentury.com                   American Century Investments        1

THE FUNDS' HISTORY

American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March
25, 1985. The Trust was known as Benham Target Maturities Trust until January
1997. Throughout this Statement of Additional Information we refer to American
Century Target Maturities Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

                             INVESTOR CLASS                       ADVISOR CLASS
---------------------------------------------------------------------------------------
Fund                 Inception Date    Ticker Symbol    Inception Date    Ticker Symbol
---------------------------------------------------------------------------------------
Target 2000 Fund     03/25/1985        BTMTX            08/20/1998        N/A
---------------------------------------------------------------------------------------
Target 2005 Fund     03/25/1985        BTFIX            08/03/1998        N/A
---------------------------------------------------------------------------------------
Target 2010 Fund     03/25/1985        BTTNX            10/20/1998        N/A
---------------------------------------------------------------------------------------
Target 2015 Fund     09/01/1986        BTFTX            07/23/1999        N/A
---------------------------------------------------------------------------------------
Target 2020 Fund     12/29/1989        BTTTX            10/19/1998        N/A
---------------------------------------------------------------------------------------
Target 2025 Fund     02/15/1996        BTTRX            06/01/1998        BTMTF

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks,"
which begins on this page. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectus.

Each fund is a diversified open-end investment company as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and strategies the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to a fund's overall risk profile.

2       American Century Investments                             1-800-345-2021

Zero-Coupon Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities),
TIGRs (Treasury Investment Growth Receipts) and generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

The Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of REFCORP bonds. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Managing to the Target Year

ANTICIPATED VALUE AT MATURITY

The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the funds are open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the fund managers do not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the fund managers attempt to track the price behavior of a directly held zero-coupon bond by:

(1) Maintaining a weighted average maturity within the fund's target maturity year;

(2) Investing at least 90% of assets in securities that mature within one year of the fund's target maturity year;

(3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

(4) Under normal conditions, maintaining a cash balance of less than 1%;

(5) Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

www.americancentury.com                   American Century Investments        3

These measures enable the fund managers to calculate an anticipated value at maturity (AVM) for each fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

        AVM = NAV (1+AGR)(2T)
                     ---
                      2

where NAV = the fund's current price per share, T = the fund's weighted average term to maturity in years, and AGR = the fund's anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, the fund managers calculate AVM for each fund each day the funds are open for business.

In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of each fund and the price behavior of directly held zero-coupon bonds with comparable maturities, each fund has made an undertaking to the Securities and Exchange
Commission (SEC) that each fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of a fund will have a duration that falls within the fund's target maturity year.

ANTICIPATED GROWTH RATE

The fund managers also calculate an anticipated growth rate (AGR) for each fund each day the funds are open for business. AGR is a calculation of the annualized rate of growth an investor may expect from his or her purchase date to the fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the fund's expense ratio and portfolio composition will remain constant. Each fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the fund's investments.

The advisor expects that shareholders who hold their shares until a fund's weighted average maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

The following table illustrates investor experience with Target 1990, a series of the Trust that was first offered on March 25, 1985, and that was liquidated on January 25, 1991. This table is not indicative of the future performance of the existing funds.

Calculations in the table may not reconcile precisely due to rounding to two decimal points of share price, AGR and weighted average maturity.

4       American Century Investments                             1-800-345-2021

                                                   Weighted
                      Share Price                  Average
Date                  (NAV)           AGR          Maturity (T)       AVM
-------------------------------------------------------------------------------
April 1985            $56.03          10.58        5.64               $100.25
June                  $60.62           9.68        5.42               $101.17
September             $62.72           9.44        5.08               $100.23
December              $67.75           8.26        4.95               $101.15
-------------------------------------------------------------------------------
March 1986            $73.60           6.86        4.69               $100.98
June                  $74.80           6.83        4.38               $100.38
September             $76.82           6.59        4.16               $100.63
December              $79.01           6.27        3.86               $100.26
-------------------------------------------------------------------------------
March 1987            $79.88           6.34        3.59                $99.93
June                  $79.01           7.21        3.27                $99.63
September             $77.28           8.57        3.14               $100.62
December              $81.02           7.52        2.76                $99.33
-------------------------------------------------------------------------------
March 1988            $83.61           6.98        2.51                $99.33
June                  $83.97           6.55        2.62                $99.42
September             $84.96           6.97        2.09                $98.04
December              $85.70           8.39        1.68                $98.38
-------------------------------------------------------------------------------
March 1989            $86.76           9.18        1.50                $99.25
June                  $90.47           7.57        1.23                $99.16
September             $91.91           7.81        0.98                $99.08
December              $94.00           7.38        0.74                $99.17
-------------------------------------------------------------------------------
March 1990            $95.62           7.68        0.52                $99.44
June                  $97.48           7.44        0.32                $99.82
September             $99.32           6.73        0.15               $100.31
December             $101.13           4.33        0.07               $101.43
-------------------------------------------------------------------------------

Note that the Target 1990's share price on December 31, 1990, was not the same as its AVM on that date because the fund had not yet been liquidated and still held short-term Treasury securities with a 25-day maturity. The fund was liquidated on January 25, 1991, at a final share price of $101.46.

As a further demonstration of how the funds have behaved over time, the following tables show each fund's AGR and AVM as of September 30 for each of the past five years.

The funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the funds' AVMs will fluctuate in the same manner in the future as they have in the past.

Anticipated
Growth Rate       9/30/95      9/30/96      9/30/97      9/30/98      9/30/99
------------------------------------------------------------------------------
Target 2000       5.37%        5.75%        5.24%        3.81%        5.08%
------------------------------------------------------------------------------
Target 2005       5.75%        6.17%        5.57%        3.98%        5.64%
------------------------------------------------------------------------------
Target 2010       6.04%        6.44%        5.80%        4.41%        5.95%
------------------------------------------------------------------------------
Target 2015       6.21%        6.58%        5.93%        4.81%        6.06%
------------------------------------------------------------------------------
Target 2020       6.20%        6.59%        5.98%        4.90%        6.10%
------------------------------------------------------------------------------
Target 2025       N/A          6.43%        5.86%        4.80%        5.73%
------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        5

Anticipated
Value at
Maturity          9/30/95      9/30/96      9/30/97      9/30/98      9/30/99
------------------------------------------------------------------------------
Target 2000       $100.99      $101.10      $101.13      $101.78      $101.51
------------------------------------------------------------------------------
Target 2005       $100.32      $100.71      $100.85      $101.53      $101.28
------------------------------------------------------------------------------
Target 2010       $101.02      $102.53      $103.40      $104.85      $105.56
------------------------------------------------------------------------------
Target 2015       $109.62      $110.11      $110.52      $112.63      $112.62
------------------------------------------------------------------------------
Target 2020       $102.31      $103.60      $104.84      $106.96      $107.30
------------------------------------------------------------------------------
Target 2025       N/A          $109.24      $110.88      $112.23      $111.81
------------------------------------------------------------------------------

Coupon-Bearing U.S. Treasury Securities

U.S. Treasury bills, notes and bonds are direct obligations of the U.S.
Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates.
Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

Cash Management

Each fund may invest up to 5% of its total assets in any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.

Loans of Portfolio Securities

Each fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor, American Century
Investment Management, Inc., adheres to the following guidelines governing lending of securities prescribed by the Board of Trustees. These guidelines strictly govern (1) the type and amount of collateral that must be received by the fund; (2) the circumstances under which additions to that collateral must be made by borrowers; (3) the return received by the fund on the loaned securities;
(4) the limitations on the percentage of fund assets on loan; and (5) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a  transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

6       American Century Investments                             1-800-345-2021

Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets
                   would be lent to other parties, except (i) through the
                   purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                   This policy shall not prevent a fund from investing in
                   securities or other instruments backed by real estate or
                   securities of companies that deal in real estate or are
                   engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                   issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                   1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                   instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                   contracts or from investing in securities or other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control
                   over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions.
All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related  to financing the activities of the parents,
(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

www.americancentury.com                   American Century Investments        7

Nonfundamental Investment Policies

In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of
Trustees.

Subject         Policy
--------------------------------------------------------------------------------
Leveraging      A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity       A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales     A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin          A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state agency participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles: (1)
interest-bearing bank accounts or certificates of deposit; (2) U.S. government securities and repurchase agreements collateralized by U.S. government securities; and (3) money market funds.

PORTFOLIO TURNOVER

Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the funds' managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates are listed in the Financial Highlights tables in the Prospectus.

8       American Century Investments                             1-800-345-2021

MANAGEMENT

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so.
Two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in  the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment
Company Act) by virtue of, among other considerations, their affiliation with either the advisor, American Century Investment Management, Inc. (ACIM); the
funds' agent for transfer and administrative services, American Century Services
Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.

                          Position(s)
Name (Age)                Held          Principal Occupation(s)
Address                   With Funds    During Past Five Years
--------------------------------------------------------------------------------
Albert A. Eisenstat (69)  Trustee       Independent Director, Commercial Metals
1665 Charleston Road                    Co. (1982 to present)
Mountain View, CA 94043                 Independent Director, Sungard Data
                                        Systems (1991 to present)
                                        General Partner, Discovery Ventures
                                        (venture capital firm,1996 to 1998)
                                        Independent Director, Business Objects
                                        S/A (software & programming, 1994
                                        to present)
--------------------------------------------------------------------------------
Ronald J. Gilson (53)     Trustee       Charles J. Meyers Professor of Law and
1665 Charleston Road                    Business, Stanford Law School (1979 to
Mountain View, CA  94043                present)
                                        Marck and Eva Stern Professor of Law and
                                        Business, Columbia University School of
                                        Law (1992 to present)
                                        Counsel, Marron, Reid & Sheehy (a San
                                        Francisco law firm, 1984 to present)
--------------------------------------------------------------------------------
William M. Lyons* (44)    Trustee       President, Chief Operating Officer and
4500 Main St.                           Assistant Secretary, ACC
Kansas City, MO  64111                  Executive Vice President, Chief
                                        Operating Officer, ACIM, ACSC and 11
                                        other ACC subsidiaries
                                        Director, ACIM, ACSC and 15 other ACC
                                        subsidiaries
                                        Secretary, ACIM, ACSC and six other ACC
                                        subsidiaries
--------------------------------------------------------------------------------
Myron S. Scholes (58)     Trustee       Limited Partner, Long-Term Capital
1665 Charleston Road                    Management (February 1999 to present)
Mountain View, CA  94043                Principal, Long-Term Capital Management
                                        (investment advisor, 1993 to
                                        January 1999)
                                        Frank E. Buck Professor of Finance,
                                        Stanford Graduate School of Business
                                        (1981 to present)
                                        Director, Dimensional Fund Advisors
                                        (investment advisor, 1982 to present)
                                        Director, Smith Breeden Family of Funds
                                        (1992 to present)
--------------------------------------------------------------------------------
Kenneth E. Scott (71)     Trustee       Ralph M. Parsons Professor of Law and
1665 Charleston Road                    Business, Stanford Law School (1972 to
Mountain View, CA  94043                present)
                                        Director, RCM Capital Funds, Inc. (1994
                                        to present)
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        9

                           Position(s)
Name (Age)                 Held          Principal Occupation(s)
Address                    With Funds    During Past Five Years
--------------------------------------------------------------------------------
Isaac Stein (53)           Trustee     Director, Raychem Corporation
1665 Charleston Road                   (electrical equipment, 1993 to present)
Mountain View, CA 94043                President, Waverley Associates, Inc.
                                       (private investment firm, 1983 to
                                       present)
                                       Director, ALZA Corporation
                                       (pharmaceuticals, 1987 to present)
                                       Trustee, Stanford University (1994 to
                                       present)
                                       Chairman, Stanford Health Services (1994
                                       to present)
--------------------------------------------------------------------------------
James E. Stowers III* (40) Trustee,    Chief Executive Officer and Director, ACC
4500 Main St.              Chairman    Chief Executive Officer, ACIM, ACSC and
Kansas City, MO 64111      of the      seven other ACC subsidiaries
                           Board       Director, ACIM, ACSC and 12 other ACC
                                       subsidiaries
--------------------------------------------------------------------------------
Jeanne D. Wohlers (54)     Trustee     Director, Indus International (software
1665 Charleston Road                   solutions, January 1999 to present)
Mountain View, CA 94043                Director and Partner, Windy Hill
                                       Productions, LP (educational software,
                                       1994 to 1998)
                                       Director, Quintus Corporation
                                       (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

Committees

The Board has four committees to oversee specific functions of the funds'
operations. Information about these committees appears in the table below.  The trustee first named serves as chairman of the committee:

Committee    Members               Function of Committee
--------------------------------------------------------------------------------
Audit        Kenneth E. Scott      The Audit Committee selects and oversees the
             Albert A. Eisenstat   activities of the Trust's independent
             Jeanne D. Wohlers     Trust's independent auditor. The committee
                                   receives reports from the advisor's Internal
                                   Audit Department, which is accountable solely
                                   to the committee. The committee also receives
                                   reporting about compliance matters affecting
                                   the Trust.
--------------------------------------------------------------------------------
Nominating   Kenneth E. Scott      The Nominating Committee primarily considers
             Myron S. Scholes      and recommends individuals for nomination as
             Albert A. Eisenstat   trustees. The names of potential trustee
             Ronald J. Gilson      candidates are drawn from a number of
             Isaac Stein           sources, including recommendations from
             Jeanne D. Wohlers     members of the Board, management and
                                   shareholders. This committee also reviews
                                   and makes recommendations to the Board with
                                   respect to the composition of Board
                                   committees and other Board-related matters,
                                   including its organization, size, composition,
                                   responsibilities, functions and compensation.
--------------------------------------------------------------------------------
Portfolio    Myron S. Scholes      The Portfolio Committee reviews quarterly the
             Ronald J. Gilson      investment activities and strategies used to
             Isaac Stein           manage fund assets. The committee regularly
                                   receives reports from portfolio managers,
                                   credit analysts and other investment
                                   personnel concerning the funds' investments.
--------------------------------------------------------------------------------
Quality of   Isaac Stein           The Quality of Service Committee reviews the
Service      William M. Lyons      level and quality of transfer agent and
             Ronald J. Gilson      administrative services provided to the funds
             Myron S. Scholes      and their shareholders. It receives and
                                   reviews reports comparing those services to
                                   fund competitors' services and seeks to
                                   improve such services where feasible
                                   and appropriate.
--------------------------------------------------------------------------------

10      American Century Investments                             1-800-345-2021

Compensation of Trustees

The trustees also serve as trustees for six American Century investment companies other than American Century Target Maturities Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the Trust for the periods indicated and by the seven investment companies served by this Board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
                        Total Compensation   Total Compensation from the
Name of Trustee         from the Funds(1)    American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat     $8,124               $71,250
Ronald J. Gilson        $9,734               $81,750
Myron S. Scholes        $8,749               $70,500
Kenneth E. Scott        $9,773               $82,250
Isaac Stein             $9,303               $77,000
Jeanne D. Wohlers       $9,467               $78,750
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the trustees during the fiscal year ended
September 30, 1999, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds Deferred
Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat,
$8,124; Mr. Gilson, $9,734; Mr. Scholes, $8,749 and Mr. Scott, $4,887.

(2)  Includes compensation paid by the seven investment company members of the
American Century family of funds served by this Board.

The funds have adopted the Amended and Restated American Century Deferred
Compensation Plan for Non-Interested Directors. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended September 30, 1999.

www.americancentury.com                   American Century Investments       11

OFFICERS

Background information about the officers of the funds is provided in the table below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in this table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds;
ACC; ACC's subsidiaries (including ACIM and ACSC) or the funds' distributor
(FDI), as specified in the following table.

                         Position(s)
Name (Age)               Held              Principal Occupation(s)
Address                  With Funds        During Past Five Years
--------------------------------------------------------------------------------
George A. Rio (45)       President         Executive Vice President and Director
60 State St.                               of Client Services, FDI (March 1998
Boston, MA 02109                           to present)
                                           Senior Vice President and Senior Key
                                           Account Manager, Putnam Mutual Funds
                                           (June 1995 to March 1998)
                                           Director Business Development, First
                                           Data Corporation (May 1994 to
                                           June 1995)
--------------------------------------------------------------------------------
Christopher J.           Vice President    Vice President and Associate General
Kelley (35)                                Counsel, FDI
60 State St.                               (July 1996 to present)
Boston, MA 02109                           Assistant Counsel, Forum Financial
                                           Group (April 1994 to July 1996)
--------------------------------------------------------------------------------
Mary A. Nelson (35)      Vice President    Vice President and Manager of
60 State St.                               Treasury Services and Administration,
Boston, MA 02109                           FDI (1994to present)
                                           Assistant Vice President and Client
                                           Manager, The Boston Company, Inc.
                                           (1989 to 1994)
--------------------------------------------------------------------------------
Maryanne Roepke,         Vice President    Senior Vice President and Assistant
CPA (43)                 and Treasurer     Treasurer, ACSC
4500 Main St.
Kansas City, MO 64111
--------------------------------------------------------------------------------
David Tucker (41)        Vice President    Senior Vice President, ACSC, ACIM
4500 Main St.                              and four other ACC subsidiaries
Kansas City, MO 64111                      (June 1998 to present)
                                           General Counsel, ACC and nine ACC
                                           subsidiaries (June 1998 to present)
                                           Vice President and Secretary,
                                           American Century Ventures, Inc.
                                           (December 1999 to present)
                                           Consultant to mutual fund industry
                                           (May 1997 to April 1998)
                                           Vice President and General Counsel,
                                           Janus Companies (1990 to 1997)
--------------------------------------------------------------------------------
Douglas A. Paul (53)      Secretary and    Vice President and Associate General
1665 Charleston Road      Vice President   Counsel, ACSC
Mountain View, CA 94043
--------------------------------------------------------------------------------
C. Jean Wade (35)         Controller       Controller -- Fund Accounting,
4500 Main St.                              ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (32)           Tax Officer      Vice President and Director of
4500 Main St.                              Taxation, ACSC  (1996 to present)
Kansas City, MO 64111                      Vice President, ACIM  and 15 other
                                           ACC subsidiaries (1999 to present)
                                           Treasurer, American Century Ventures,
                                           Inc. (December 1999 to present)
                                           Tax Manager, Price Waterhouse LLP
                                           (1989 to 1996)
--------------------------------------------------------------------------------

12      American Century Investments                             1-800-345-2021

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 31, 1999, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund.

                      Investor Class
Fund                  Shareholder and Percentage of Shares Outstanding
--------------------------------------------------------------------------------
Target 2000           Charles Schwab & Co.
                      San Francisco, CA - 17%
--------------------------------------------------------------------------------
Target 2005           MLPF&S
                      Jacksonville, FL - 36%
                      Charles Schwab & Co.
                      San Francisco, CA - 11%
--------------------------------------------------------------------------------
Target 2010           Charles Schwab & Co.
                      San Francisco, CA - 22%
                      Pershing Division of Donaldson Lufkin & Jenrette
                      Jersey City,  NJ - 6%
                      National Financial Services Corp.
                      New York NY - 6%
--------------------------------------------------------------------------------
Target 2015           MLPF&S
                      Jacksonville, FL - 41%
                      Charles Schwab & Co.
                      San Francisco, CA - 14%
--------------------------------------------------------------------------------
Target 2020           Charles Schwab & Co.
                      San Francisco, CA - 31%
                      National Financial Services Corp.
                      New York, NY - 8%
--------------------------------------------------------------------------------
Target 2025           Charles Schwab & Co.
                      San Francisco, CA - 35%
                      National Financial Services Corp.
                      New York, NY - 11%
                      National Investors Services Corp.
                      New York, NY - 9%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      Advisor Class
Fund                  Shareholder and Percentage of Shares Outstanding
--------------------------------------------------------------------------------
Target 2000           Donaldson Lufkin Jenrette Securities Corporation Inc.
                      Jersey City, NJ - 44%
--------------------------------------------------------------------------------
Target 2005           Donaldson Lufkin Jenrette Securities Corporation Inc.
                      Jersey City, NJ - 9%
--------------------------------------------------------------------------------
Target 2010           Donaldson Lufkin Jenrette Securities Corporation Inc.
                      Jersey City, NJ - 42%
--------------------------------------------------------------------------------
Target 2015           Donaldson Lufkin Jenrette Securities Corporation Inc.
                      Jersey City, NJ - 100%
--------------------------------------------------------------------------------
Target 2020           Donaldson Lufkin Jenrette Securities Corporation Inc.
                      Jersey City, NJ - 24%
                      National Financial Services Corp. FBO Virginia K. Doorley
                      New York, NY - 8%
                      AG Edwards & Sons C/F Joy A. Morgan IRA Account
                      St. Louis, MO - 8%
--------------------------------------------------------------------------------
Target 2025           Donaldson Lufkin Jenrette Securities Corporation Inc.
                      Jersey City, NJ - 6%
                      AG Edwards & Sons Inc. FBO Meyer B. Cohen Trustee
                      St. Louis, MO -- 5%
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments       13

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of December 31,
1999, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its common stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading, "Management."

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process.  First, a fee rate schedule is applied to the assets of all the funds in a fund's investment category which are managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee
are then added to determine the unified management fee payable by the fund to the advisor.

The schedules by which the unified management fee is determined are shown below.
The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR TARGET 2000, TARGET 2005, TARGET 2010,
TARGET 2015, TARGET 2020 AND TARGET 2025
--------------------------------------------------------------------------------
Category Assets            Fee Rate
--------------------------------------------------------------------------------
First $1 billion           0.3600%
Next $1 billion            0.3080%
Next $3 billion            0.2780%
Next $5 billion            0.2580%
Next $15 billion           0.2450%
Next $25 billion           0.2430%
Thereafter                 0.2425%
--------------------------------------------------------------------------------

14      American Century Investments                             1-800-345-2021

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Complex Assets           Fee Rate             Fee Rate
                         Investor Class       Advisor Class
--------------------------------------------------------------------------------
First $2.5 billion       0.3100%              0.0600%
Next $7.5 billion        0.3000%              0.0500%
Next $15 billion         0.2985%              0.0485%
Next $25 billion         0.2970%              0.0470%
Next $50 billion         0.2960%              0.0460%
Next $100 billion        0.2950%              0.0450%
Next $100 billion        0.2940%              0.0440%
Next $200 billion        0.2930%              0.0430%
Next $250 billion        0.2920%              0.0420%
Next $500 billion        0.2910%              0.0410%
Thereafter               0.2900%              0.0400%
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually, by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or  dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

www.americancentury.com                   American Century Investments       15

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.

Unified management fees incurred by each fund by class for the fiscal periods ended September 30, 1999, 1998, and 1997, are indicated in the following tables.

UNIFIED MANAGEMENT FEES()
--------------------------------------------------------------------------------
Fund                     1999                 1998                 1997(1)
--------------------------------------------------------------------------------
Target 2000
   Investor              $1,256,327           $1,410,842           $253,016
   Advisor                   $1,692                  $24                N/A
--------------------------------------------------------------------------------
Target 2005
   Investor              $3,086,606           $2,246,808           $273,493
   Advisor                   $3,088                  $50                N/A
--------------------------------------------------------------------------------
Target 2010
   Investor              $1,433,295           $1,092,458           $118,549
   Advisor                   $1,854                  N/A                N/A
--------------------------------------------------------------------------------
Target 2015
   Investor              $1,225,466             $845,121           $112,978
   Advisor                       $5                  N/A                N/A
--------------------------------------------------------------------------------
Target 2020
   Investor              $2,195,363           $3,309,715           $551,748
   Advisor                     $731                  N/A                N/A
--------------------------------------------------------------------------------
Target 2025
   Investor              $2,074,030           $1,240,026            $67,035
   Advisor                   $1,572                 $121                N/A
--------------------------------------------------------------------------------

INVESTMENT ADVISORY FEES(2)
--------------------------------------------------------------------------------
Fund                                Fiscal 1997(3)
--------------------------------------------------------------------------------
Target 2000                           $902,194
Target 2005                           $875,825
Target 2010                           $380,066
Target 2015                           $386,638
Target 2020                         $2,691,970
Target 2025                           $181,630
--------------------------------------------------------------------------------

(1)  For the period August 1, 1997 to September 30, 1997. Fees paid during this period were paid under the Management Agreement with American Century
     Investment Management, Inc.

(2)  Fee amounts are net of amounts reimbursed or recouped under the funds'
     previous investment advisory agreement with Benham Management Corporation.

(3)  For the period October 1, 1996 to July 31, 1997. Fees paid during this period were paid under the Investment Advisory Agreement with Benham
     Management Corporation.

16      American Century Investments                             1-800-345-2021

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor,
Inc. (FDI) serves as the Co-Administrator for the funds.  FDI is responsible for
(1) providing certain officers of the funds and (2) reviewing and filing marketing and sales literature on behalf of the funds.  The fees and expenses of
FDI are paid by the advisor out of its unified fee.

Prior to August 1, 1997, the funds paid ACSC directly for its services as transfer agent and administrative services agent.

Administrative service and transfer agent fees paid by each fund for the fiscal years ended September 30, 1997, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES
--------------------------------------------------------------------------------
Fund                                 Fiscal 1997(1)
--------------------------------------------------------------------------------
Target 2000                          $207,663
Target 2005                          $193,216
Target 2010                           $85,820
Target 2015                           $89,672
Target 2020                          $685,160
Target 2025                           $42,716
--------------------------------------------------------------------------------

TRANSFER AGENT FEES
--------------------------------------------------------------------------------
Fund                                 Fiscal 1997(1)
--------------------------------------------------------------------------------
Target 2000                          $196,492
Target 2005                          $213,613
Target 2010                          $131,294
Target 2015                          $132,040
Target 2020                          $618,798
Target 2025                           $57,380
--------------------------------------------------------------------------------

(1)  For the period October 1, 1996 to July 31, 1997. Fees paid during this period were paid under the Investment Advisory Agreement with Benham
     Management Corporation.

DISTRIBUTOR

The funds' shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned, indirect subsidiary of Boston Institutional
Group, Inc. The distributor's principal business address is 60 State Street,
Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

www.americancentury.com                   American Century Investments       17

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City,
Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers LLP provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis.  The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation.  Purchases from underwriters or securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended September 30, 1997, 1998, and 1999, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

18      American Century Investments                             1-800-345-2021

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance)  for the protection of the Trust, its shareholders, trustees, officers, employees and agents  to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

FUND LIQUIDATIONS

Shortly after the conclusion of each fund's target maturity year, its
Investments will be sold or allowed to mature; its liabilities will be discharged, or a provision will be made for their discharge, and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another American Century fund. If the fund receives no instructions from a shareholder, his or her shares will be exchanged for shares of American Century Capital Preservation Fund (or a similar fund if Capital
Preservation Fund is not available). The estimated expenses of terminating and liquidating a fund will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and, therefore, should have little or no effect on the maturity value of the fund.

MULTIPLE CLASS STRUCTURE

The funds' Board of Trustees has adopted a multiple class plan (the Multiclass
Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to two classes of shares: an Investor Class and an Advisor
Class.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master
Distribution and Shareholder Services Plan. The plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

www.americancentury.com                   American Century Investments       19

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services
Plan (the Plan).

In adopting the Plan, the Board of Trustees [including a majority who are not interested persons of the funds (as defined in the Investment Company Act), hereafter referred to  as the independent trustees] determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The
Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD)

Master Distribution and Shareholder Services Plan

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the Distribution Plan). Pursuant to
such Plan, the Advisor Class shares pay the distributor a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25%
of which is paid for shareholder services (described below) and 0.25% of which is paid for distribution services. During the fiscal year ended September 30,
1999, the aggregate amount of fees paid by the funds under the Plan were:

Target 2000                $2,536
Target 2005                $4,622
Target 2010                $2,782
Target 2015                    $6
Target 2020                $1,096
Target 2025                $2,358

20      American Century Investments                             1-800-345-2021

Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders  and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and  wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to  a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; (j) providing other similar administrative and sub-transfer agency services; and (k) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the
Rules of Fair Practice of the NASD (collectively referred to as "Shareholder
Services"). Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended September 30, 1999, the amount of fees paid under the Plan by the funds for shareholder services were:

Target 2000                $1,268
Target 2005                $2,311
Target 2010                $1,391
Target 2015                    $3
Target 2020                  $548
Target 2025                $1,179

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds'
Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i)
assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of service fees for the provision of personal, continuing services to investors, as

www.americancentury.com               American Century Investments           21

contemplated by the Rules of Fair Practice of the NASD, and (n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule
12b-1 of the Investment Company Act. During the fiscal year ended September 30,
1999, the amount of fees paid under the Plan by the funds for distribution services were:

Target 2000                $1,268
Target 2005                $2,311
Target 2010                $1,391
Target 2015                    $3
Target 2020                  $548
Target 2025                $1,179

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and in Your Guide to American Century Services. The Prospectus
and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of ONE HOUR BEFORE the close of regular trading of the New York Stock Exchange (usually 4 p.m.
Eastern time) on each day the Exchange is open. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the funds normally are priced using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

22      American Century Investments                             1-800-345-2021

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is  actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to  the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if  the amount is considered de minimis). Generally, if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.
In general, gain realized on disposition of a security held less than one year is treated as a short-term capital gain taxable to the shareholder as ordinary income.

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. If a capital gains dividend is paid with respect to any shares of a fund sold at a loss after being held for six months or less, the loss will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain. The Code also provides that if a shareholder holds shares of a fund for six months or less, the deduction of any loss on the sale or exchange of those shares is disallowed to the extent that the shareholder received exempt-interest dividends with respect to those shares.

When a fund has a capital loss carryover, it does not make capital gain distributions until the loss has been offset or expired.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

www.americancentury.com                   American Century Investments       23

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

Thirty-day SEC yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period according to the following formula:

        YIELD = (2 [(a - b + 1)(6) - 1])
                    ------
                      cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

FUND YIELDS

(30-day period ended September 30, 1999)
--------------------------------------------------------------------------------
                    Investor Class                 Advisor Class
Fund                30-Day SEC Yield               30-Day SEC Yield
--------------------------------------------------------------------------------
Target 2000         5.08%                          4.83%
Target 2005         5.73%                          5.48%
Target 2010         6.05%                          5.80%
Target 2015         6.16%                          5.91%
Target 2020         6.23%                          5.98%
Target 2025         5.87%                          5.62%
--------------------------------------------------------------------------------

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

24      American Century Investments                             1-800-345-2021

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS

(Fiscal Year Ended September 30, 1999)
--------------------------------------------------------------------------------
Fund             One year     Five years     Ten years     Life of fund
--------------------------------------------------------------------------------
Target 2000        2.48%       7.51%          8.43%        11.61%(1)
Target 2005       -5.44%       9.91%          9.75%        13.27%(1)
Target 2010      -11.10%      11.71%         10.34%        14.37%(1)
Target 2015      -13.70%      13.56%         10.66%         9.87%(2)
Target 2020      -17.16%      14.91%         N/A           10.08%(3)
Target 2025      -17.21%      N/A            N/A            7.99%(4)
--------------------------------------------------------------------------------

(1)  Commenced operations on March 25, 1985.

(2)  Commenced operations on September 1, 1986.

(3)  Commenced operations on December 29, 1989.

(4)  Commenced operations on February 15, 1996.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS

(Fiscal Year Ended September 30, 1999)
--------------------------------------------------------------------------------
Fund                One Year                  Life of fund
--------------------------------------------------------------------------------
Target 2000           2.23%                     4.36%(1)
Target 2005          -5.67%                     1.74%(2)
Target 2010         N/A                        -8.58%(3)
Target 2015         N/A                        -1.44%(4)
Target 2020         N/A                       -13.94%(5)
Target 2025         -17.41%                    -3.16%(6)
--------------------------------------------------------------------------------

(1)  Commenced operations on August 20, 1998.

(2)  Commenced operations on August 3, 1998.

(3)  Commenced operations on October 20, 1998.

(4)  Commenced operations on July 23, 1999.

(5)  Commenced operations on October 19, 1998.

(6)  Commenced operations on June 1, 1998.

www.americancentury.com                   American Century Investments       25

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills,
and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds are included in the annual report to shareholders for the fiscal year ended September 30, 1999.  The annual report is incorporated herein by reference. You may receive copies of the report without charge upon request to American Century at the address and telephone number on the back cover of this Statement of Additional Information.

26      American Century Investments                             1-800-345-2021

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

BOND RATINGS
--------------------------------------------------------------------------------
S&P       Moody's   Description
--------------------------------------------------------------------------------
AAA       Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong
                    capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA        Aa        Debt rated in this category is considered to have a very
                    strong capacity to pay interest and repay principal and
                    differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A         A         Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                    adverse effects of changes in circumstances and economic
                    conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB       Baa       Debt rated BBB/Baa is regarded as having an adequate
                    capacity to pay interest and repay principal. Whereas it
                    normally exhibits adequate protection parameters, adverse
                    economic conditions or changing circumstances are more
                    likely to lead to a weakened capacity to pay interest and
                    repay principal for debt in this category than in
                    higher-rated categories.
--------------------------------------------------------------------------------
BB        Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major
                    ongoing uncertainties or exposure to adverse business,
                    financial or economic conditions that could lead to
                    inadequate capacity to meet timely interest and principal
                    payments. The BB rating category also is used for debt
                    subordinated to senior debt that is assigned an actual
                    or implied BBB-rating.
--------------------------------------------------------------------------------
B         B         Debt rated B has a greater vulnerability to default but
                    currently has the capacity to meet interest payments and
                    principal repayments. Adverse business, financial or
                    economic conditions will likely impair capacity or
                    willingness to pay interest and repay principal. The B
                    rating category is also used for debt subordinated to
                    senior debt that is assigned an actual or implied BB/Ba or
                    BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC       Caa       Debt rated CCC/Caa has a currently identifiable
                    vulnerability to default and is dependent upon favorable
                    business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay
                    principal. The CCC/Caa rating category is also used for
                    debt subordinated to senior debt that is assigned an actual or implied B  or B-/B3 rating.
--------------------------------------------------------------------------------
CC        Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied
                    CCC/Caa rating.
--------------------------------------------------------------------------------
C         C         The rating C typically is applied to debt subordinated to
                    senior debt, which is assigned an actual or implied
                    CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but
                    debt service payments are continued.
--------------------------------------------------------------------------------
CI        --        The rating CI is reserved for income bonds on which no
                    interest is being paid.
--------------------------------------------------------------------------------
D         D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not
                    made on the date due even if the applicable grace period
                    has not expired, unless S&P believes that such payments
                    will be made during such grace period. The D rating also
                    will be used upon the filing of a bankruptcy petition if
                    debt service payments are jeopardized.
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments       27

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P       Moody's    Description
--------------------------------------------------------------------------------
A-1       Prime-1    This indicates that the degree of safety regarding timely
          (P-1)      payment is strong. Standard & Poor's rates those issues
                     determined to possess extremely strong safety
                     characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2    Capacity for timely payment on commercial paper is
          (P-2)      satisfactory, but the relative degree of safety is not as
                     high as for issues designated A-1. Earnings trends and
                     coverage ratios, while sound, will be more subject to
                     variation. Capitalization characteristics, while still
                     appropriated, may be more affected by external conditions.
                     Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3       Prime-3    Satisfactory capacity for timely repayment. Issues that
          (P-3)      carry this rating are somewhat more vulnerable to the
                     adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P        Moody's          Description
--------------------------------------------------------------------------------
SP-1       MIG-1; VMIG-1    Notes are of the highest quality enjoying strong
                            protection from established cash flows of funds for
                            their servicing or from established and broad-based
                            access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2       MIG-2; VMIG-2    Notes are of high quality with margins of
                            protection ample, although not so large as in the
                            preceding group.
--------------------------------------------------------------------------------
SP-3       MIG-3; VMIG-3    Notes are of favorable quality with all security
                            elements accounted for, but lacking the undeniable
                            strength of the preceding grades. Market access for
                            refinancing, in particular, is likely to be less
                            well established.
--------------------------------------------------------------------------------
SP-4       MIG-4; VMIG-4    Notes are of adequate quality, carrying specific
                            risk but having protection and not distinctly or
                            predominantly speculative.
--------------------------------------------------------------------------------

28      American Century Investments                             1-800-345-2021

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds'
performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this Statement of Additional
Information (SAI). This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

* In person                     SEC Public Reference Room
                                Washington, D.C.
                                Call 202-942-8090 for location and hours.

* On the Internet               EDGAR database at www.sec.gov
                                By email request at publicinfo@sec.gov

* By mail                       SEC Public Reference Section
                                Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

-------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-
SPONSORED RETIREMENT PLANS 1-800-345-3533

SH-SAI-18754   0002

AMERICAN CENTURY TARGET MATURITIES TRUST

1933 Act Post-Effective Amendment No. 32
1940 Act Amendment No. 34
--------------------------------------------------------------------------------

PART C    OTHER INFORMATION

ITEM 23   EXHIBITS (all  exhibits  not filed  herewith  are  being  incorporated herein by reference).

          (a)  (1) Agreement and  Declaration of Trust dated May 31, 1995 (filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 24
               to the  Registration  Statement on November  29,  1995,  File No.
               2-94608).

               (2) Amendment to the  Declaration of Trust dated October 21, 1996
               (filed  electronically as Exhibit 1 to  Post-Effective  Amendment
               No. 27 to the Registration Statement on August 28, 1997, File No.
               2-94608).

               (3)  Amendment to the  Declaration  of Trust dated August 1, 1997
               (filed  electronically as Exhibit 1 to  Post-Effective  Amendment
               No. 27 to the Registration Statement on August 28, 1997, File No.
               2-94608).

          (b)  Amended  and   Restated   Bylaws,   dated  May  17,  1995  (filed
               electronically as Exhibit 2 to Post-Effective Amendment No. 24 to
               the  Registration  Statement  on  November  29,  1995,  File  No.
               2-94608).

          (c)  Registrant hereby incorporates by reference,  as though set forth fully herein,  Article III,  Article VIII,  Article X, Article XI and Article XII of Registrant's  Declaration of Trust , appearing as Exhibit (1)(b) to Post-Effective  Amendment No. 24 and Exhibit
               (1)  to  Post-Effective  Amendment  No.  27 to  the  Registration
               Statements  on  Form  N-1A of the  Registrant;  and  Article  II,
               Article VII and Article VIII of Registrant's Amended and Restated
               Bylaws,  appearing as Exhibit (b) to Post-Effective Amendment No.
               24 to the Registration Statement on Form N-1A of the Registrant.

          (d)  (1)  Investor  Class  Investment   Management  Agreement  between
               American  Century Target  Maturities  Trust and American  Century
               Investment   Management,   Inc.,  dated  August  1,  1997  (filed
               electronically as Exhibit 5 of Post-Effective Amendment No. 33 to
               the Registration  Statement of American Century Government Income
               Trust on July 31, 1997, File No. 2-99222).

               (2)  Advisor  Class  Investment   Management   Agreement  between
               American  Century  Target  Maturities  Trust,   American  Century
               Government  Income Trust,  American  Century  International  Bond
               Funds,  and American  Century  Quantitative  Equity Funds,  dated
               August   1,  1997   (filed   electronically   as   Exhibit  5  of
               Post-Effective  Amendment No. 27 to the Registration Statement on
               August 28, 1997, File No. 2-94608).

          (e)  (1)  Distribution   Agreement  between  American  Century  Target
               Maturities Trust and Funds  Distributor,  Inc., dated January 15,
               1998  (filed   electronically  as  Exhibit  6  to  Post-Effective
               Amendment  No. 28 to the  Registration  Statement  on January 30,
               1998, File No. 2-94608).

               (2)  Amendment  No.  1  to  the  Distribution  Agreement  between
               American Century Target  Maturities Trust and Funds  Distributor,
               Inc., dated June 1, 1998 (filed  electronically  as Exhibit 6b to
               Post-Effective  Amendment No. 11 to the Registration Statement of
               American Century Capital Portfolios,  Inc. on June 26, 1998, File
               No. 33-64872).

               (3) Amendment No. 2 to Distribution  Agreement  between  American
               Century  Target  Maturities  Trust and Funds  Distributor,  Inc.,
               dated December 1, 1998 (filed electronically as Exhibit (e)(3) to
               Post-Effective  Amendment No. 12 to the Registration Statement of
               American Century World Mutual Funds,  Inc., on November 13, 1998,
               File No. 33-39242).

               (4) Amendment No. 3 to Distribution  Agreement  between  American
               Century  Target  Maturities  Trust and Funds  Distributor,  Inc.,
               dated January 29, 1999 (filed electronically as Exhibit (e)(4) to
               Post-Effective  Amendment No. 24 to the Registration Statement of
               American Century Variable Portfolios,  Inc., on January 15, 1999,
               File No. 811-5188).

               (5)  Amendment  No.  4  to  the  Distribution  Agreement  between
               American Century Target  Maturities Trust and Funds  Distributor,
               Inc., dated July 30, 1999 (filed  electronically as Exhibit e5 to
               Post-Effective  Amendment No. 16 to the Registration Statement of
               American Century Capital Portfolios, Inc., on July 29, 1999, File
               No. 33-64872).

               (6)  Amendment  No.  5  to  the  Distribution  Agreement  between
               American Century Target  Maturities Trust and Funds  Distributor,
               Inc., dated November 19, 1999 (filed electronically as Exhibit e6 to Post-Effective  Amendment No. 87 to the Registration Statement
               of American  Century  Mutual  Funds,  Inc., on November 29, 1999,
               File No. 811-0816).

          (f)  Not applicable.

          (g)  Global Custody Agreement between  American  Century   Investments
               (including  American Century Target  Maturities  Trust),  and The
               Chase Manhattan Bank, dated August 9, 1996 (filed  electronically
               as  Exhibit  8  of   Post-Effective   Amendment  No.  31  to  the
               Registration  Statement  of American  Century  Government  Income
               Trust on February 7, 1997, File No. 2-99222).

          (h)  (1) Transfer Agency  Agreement  between  American  Century Target
               Maturities Trust and American Century Services Corporation, dated
               August   1,  1997   (filed   electronically   as   Exhibit  9  of
               Post-Effective  Amendment No. 33 to the Registration Statement of
               American Century  Government  Income Trust on July 31, 1997, File
               No. 2-99222).

               (2)  Amendment  to Transfer  Agency  Agreement  between  American
               Century Target  Maturities  Trust and American  Century  Services
               Corporation, dated June 29, 1998 (filed electronically as Exhibit
               9b  to  Post-Effective  Amendment  No.  23  to  the  Registration
               Statement of American Century  Quantitative  Equity Funds on June
               29, 1998, File No. 33-19589).

               (3) Credit Agreement between American Century Funds and The Chase
               Manhattan Bank, as Administrative Agent, dated as of December 21,
               1999  (filed  electronically  as  Exhibit  h3  to  Post-Effective
               Amendment  No.  29 to  the  Registration  Statement  of  American
               Century  California  Tax-Free and Municipal Funds on December 29,
               1999, File No. 2-82734).

          (i)  Opinion and consent of counsel (filed electronically as Exhibit i to Post-Effective  Amendment No. 31 to the Registration Statement
               filed on January 29, 1999, File No. 2-94608).

          (j)  (1) Consent  of    PricewaterhouseCoopers,    LLP,    independent
               accountants, is included herein.

               (2)  Consent  of KPMG Peat  Marwick,  LLP,  independent  auditors
               (filed  electronically as Exhibit j2 to Post-Effective  Amendment
               No. 31 to the  Registration  Statement filed on January 29, 1999,
               File No. 2-94608).

               (3) Power  of   Attorney   dated   December   18,   1998   (filed
               electronically as Exhibit (j)(3) to Post-Effective  Amendment No.
               30 to the  Registration  Statement  on January 8, 1999,  File No.
               2-94608).

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  (1) Master Distribution and Shareholder Services Plan of American
               Century Government Income Trust,  American Century  International
               Bond Fund,  American Century Target Maturities Trust and American
               Century Quantitative Equity Funds (Advisor Class) dated August 1,
               1997, is included herein.

               (2)  Amendment  No.  1 to  Master  Distribution  and  Shareholder
               Services  Plan  of  American  Century  Government  Income  Trust,
               American Century International Bond Fund, American Century Target
               Maturities Trust and American Century  Quantitative  Equity Funds
               (Advisor Class) dated June 29, 1998, is included herein.

          (n)  Not applicable.

          (o)  (1) Multiple Class Plan of American Century  California  Tax-Free
               and Municipal Funds,  American Century  Government  Income Trust,
               American  Century  International  Bond  Funds,  American  Century
               Investment  Trust,  American Century  Municipal  Trust,  American
               Century Target Maturities Trust and American Century Quantitative
               Equity Funds dated August 1, 1997, is included herein.

               (2) Amendment to Multiple  Class Plan of American  Century Target
               Maturities Trust dated June 29, 1998, is included herein.

Item 24. Persons Controlled by or Under Common Control with Registrant.

         Not applicable.

Item 25. Indemnification.

As stated in Article VII,  Section 3 of the  Declaration of Trust,  incorporated herein by reference to Exhibit 1 to the  Registration  Statement,  "The Trustees
shall be entitled  and  empowered  to the  fullest  extent  permitted  by law to purchase  insurance  for and to  provide  by  resolution  or in the  Bylaws  for indemnification  out  of  Trust  assets  for  liability  and  for  all  expenses reasonably  incurred  or paid or  expected to be paid by a Trustee or officer in connection  with any  claim,  action,  suit,  or  proceeding  in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the
Trust.  The  provisions,  including any  exceptions and  limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article  VI  of  the  Registrant's  Bylaws,  amended  on  May  17,  1995  (filed electronically  as  Exhibit  2(b)  of  Post-Effective  Amendment  No.  24 to the
Registration Statement on November 29, 1995, File No. 2-94608).

Item 26. Business and Other Connections of Investment Advisor.

         None.

Item 27. Principal Underwriters.

         (a)  Funds  Distributor,  Inc. (the  "Distributor")  acts  as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds
          American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          CDC MPT + Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Global Funds, Inc.
          Dresdner RCM Investment Funds Inc.
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Merrimac Series
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Nomura Pacific Basin Fund, Inc.
          Orbitex Group of Funds
          The Saratoga Advantage Trust
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          The Skyline Funds
          SoGen Funds, Inc.
          SoGen Variable Funds, Inc.
          St. Clair Funds, Inc.
          TD Waterhouse Trust
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission  as  a  broker-dealer  and  is a  member  of  the  National
          Association of Securities  Dealers.  The  Distributor is located at 60
          State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor
          is an indirect wholly-owned  subsidiary of Boston Institutional Group,
          Inc., a holding company all of whose  outstanding  shares are owned by key employees.

         (b)  The following  is a list of the executive officers,  directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       None
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            None

William S. Nichols                   Executive Vice President            None

Margaret W. Chambers                 Senior Vice President, General      None
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk

Joseph F. Tower, III                 Director, Senior Vice President     None
                                     and Treasurer

Paula R. David                       Senior Vice President               None

Gary S. MacDonald                    Senior Vice President               None

Judith K. Benson                     Senior Vice President               None

William J. Nutt                      Chairman and Director               None

William J. Stetter                   Vice President and Chief            None
                                     Financial Officer
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

         (c)  Not applicable.

Item 28. Location of Accounts and Records.

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for  effectiveness  of this 1933  Post-Effective  Amendment  No. 32 and 1940 Act
Amendment  No.  34  to  its  Registration  Statement  pursuant  to  Rule  485(b)
promogulated  under the Securities Act of 1933, as amended,  and has duly caused this Post-Effective Amendment No. 32/Amendment No. 34 to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the City of Kansas City, and
State of Missouri, on the 31st day of January, 2000.

                     AMERICAN CENTURY TARGET MATURITIES TRUST

                     By:  /*/George A. Rio
                          George A. Rio
                          President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment No. 32/Amendment No. 34 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                                   Date

*                                    President, Principal Executive and            January 31, 2000
---------------------------------    Principal Financial Officer
George A. Rio

*                                    Vice President and Treasurer                  January 31, 2000
---------------------------------
Maryanne Roepke

*                                    Chairman of the Board and Trustee             January 31, 2000
---------------------------------
James E. Stowers III

*                                    Trustee                                       January 31, 2000
---------------------------------
William M. Lyons

*                                    Trustee                                       January 31, 2000
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                       January 31, 2000
---------------------------------
Ronald J. Gilson

*                                    Trustee                                       January 31, 2000
---------------------------------
Myron S. Scholes

*                                    Trustee                                       January 31, 2000
---------------------------------
Kenneth E. Scott

*                                    Trustee                                       January 31, 2000
---------------------------------
Isaac Stein

*                                    Trustee                                       January 31, 2000
---------------------------------
Jeanne D. Wohlers

/s/David H. Reinmiller
*by David H. Reinmiller,  Attorney in Fact (pursuant to a Power of Attorney dated
December 18, 1998).